DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.4%)
*	Anima Holding SA	556,200	$492,838
	Atacadao SA	1,040,668	2,186,613
#	Banco Bradesco SA, ADR	1,008,174	3,125,340
	Banco Bradesco SA	3,830,236	10,575,979
	Banco do Brasil SA	2,702,352	30,790,362
	Banco Santander Brasil SA	1,048,219	6,061,576
	Bemobi Mobile Tech SA	7,100	17,526
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,815	895,010
*	BRF SA	1,831,877	5,157,978
*	C&A Modas SA	297,100	437,758
	Camil Alimentos SA	637,291	1,142,246
	Cia Brasileira de Aluminio	257,044	208,566
	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,643,921
	Cia Siderurgica Nacional SA	2,224,837	7,961,884
	Cielo SA	1,045,555	1,048,847
*	Cogna Educacao SA	5,727,431	3,375,605
	Cruzeiro do Sul Educacional SA	12,500	10,042
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,591,704	7,183,615
Ω	Desktop SA	9,600	24,066
	Dexco SA	1,287,922	2,012,053
*	Diagnosticos da America SA	23,800	38,671
*	Embraer SA	2,201,357	10,121,692
*	Embraer SA, Sponsored ADR	91,475	1,684,055
	Empreendimentos Pague Menos SA	136,146	86,836
	Enauta Participacoes SA	574,961	2,195,677
	Eternit SA	140,300	212,953
	Even Construtora e Incorporadora SA	650,056	981,435
	Ez Tec Empreendimentos e Participacoes SA	386,153	1,203,416
*	Gafisa SA	22,777	64,775
	Gerdau SA, Sponsored ADR	4,411,216	18,659,442
	Grupo Casas Bahia SA	319,378	508,617
	Grupo De Moda Soma SA	1,189,687	1,901,809
	Grupo SBF SA	22,100	58,926
*	Guararapes Confeccoes SA	458,800	488,026
*Ω	Hapvida Participacoes e Investimentos SA	13,879,894	10,869,932
*	International Meal Co. Alimentacao SA, Class A	714,142	253,692
	Iochpe Maxion SA	720,117	1,805,234
*	IRB-Brasil Resseguros SA	231,156	1,901,732
	Jalles Machado SA	104,338	155,631
	JBS SA	2,964,448	14,019,259
	JHSF Participacoes SA	1,947,505	1,863,227
	Lavvi Empreendimentos Imobiliarios SA	170,000	265,925
*	Moura Dubeux Engenharia SA	33,900	80,604
	Movida Participacoes SA	258,069	482,864
*	MRV Engenharia e Participacoes SA	1,185,237	1,885,126
*	Natura & Co. Holding SA	2,735,967	8,835,676
#	Petroleo Brasileiro SA, Sponsored ADR	8,929,649	146,446,244
	Petroleo Brasileiro SA, Sponsored ADR	3,056,479	52,174,097
	Petroleo Brasileiro SA	11,148,884	94,872,628
	Petroreconcavo SA	96,571	449,290
	Positivo Tecnologia SA	385,008	557,960
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	41,977
	Romi SA	282,009	751,356
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	348,577
*Ω	Ser Educacional SA	42,900	54,984

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	SLC Agricola SA	71,500	$275,644
	TIM SA	1,786,503	6,252,616
	Trisul SA	403,505	390,930
	Tupy SA	388,884	2,078,485
	Ultrapar Participacoes SA	377,920	2,148,798
	Usinas Siderurgicas de Minas Gerais SA Usiminas	323,419	567,929
	Vale SA	103,249	1,412,114
	Vale SA, Sponsored ADR, Class B	6,867	94,009
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	722,002
	Vibra Energia SA	366,253	1,755,714
	YDUQS Participacoes SA	113,600	442,073
*	Zamp SA	59,200	59,506
TOTAL BRAZIL			477,873,990
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,018,106
	Besalco SA	530,992	282,469
	Camanchaca SA	1,334,309	63,697
	CAP SA	558,310	4,027,607
	Cementos BIO BIO SA	665,307	465,088
	Cencosud SA	4,150,328	7,216,979
	Cia Sud Americana de Vapores SA	46,849,671	3,371,731
	Cristalerias de Chile SA	264,624	820,474
	Empresa Nacional de Telecomunicaciones SA	714,381	2,331,103
	Empresas CMPC SA	4,198,444	6,838,840
	Empresas Copec SA	1,579,726	10,039,226
	Empresas Hites SA	1,783,807	159,788
	Enel Americas SA	31,819,905	3,224,620
*	Falabella SA	1,568,863	3,723,720
	Grupo Security SA	3,597,155	1,077,280
	Inversiones Aguas Metropolitanas SA	2,219,249	1,742,028
	Masisa SA	9,452,384	173,201
	PAZ Corp. SA	1,562,812	878,481
	Ripley Corp. SA	575,325	114,171
	Salfacorp SA	2,712,464	1,355,677
	Sigdo Koppers SA	187,924	258,817
	SMU SA	2,906,860	468,923
	Sociedad Matriz SAAM SA	44,535,462	4,883,563
	Socovesa SA	3,702,080	329,860
	SONDA SA	233,491	91,353
	Vina Concha y Toro SA	562,749	602,789
TOTAL CHILE			55,559,591
CHINA — (22.7%)
*	360 Security Technology, Inc., Class A	539,033	511,257
	361 Degrees International Ltd.	4,912,000	2,160,228
Ω	3SBio, Inc.	5,535,500	4,171,274
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	290,751
*††	A Metaverse Co.	270,000	414
	AAC Technologies Holdings, Inc.	3,593,000	8,068,210
	ADAMA Ltd., Class A	191,800	164,009
	Addsino Co. Ltd., Class A	419,500	372,503
	Advanced Technology & Materials Co. Ltd., Class A	308,500	313,735
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	516,651
	AECC Aviation Power Co. Ltd., Class A	267,307	1,169,737
	Aerospace Hi-Tech Holdings Group Ltd., Class A	314,123	332,972
#*	Agile Group Holdings Ltd.	6,776,999	591,269

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	93,468,000	$36,189,958
	Aisino Corp., Class A	596,467	717,013
	Ajisen China Holdings Ltd.	3,185,000	390,037
	Alibaba Group Holding Ltd.	18,583,300	166,673,129
#*	Alibaba Pictures Group Ltd.	36,600,000	1,832,011
#Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,139,613
	Allmed Medical Products Co. Ltd., Class A	87,600	93,005
	Aluminum Corp. of China Ltd., Class H	14,624,000	7,127,169
	Angang Steel Co. Ltd., Class H	8,063,632	1,321,050
	Anhui Conch Cement Co. Ltd., Class H	4,506,000	9,025,208
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	370,288
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	464,658
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	762,562
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	129,939
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	229,946
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	512,820
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	498,055
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	205,888
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	32,668
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	365,884
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	615,334
*	Anton Oilfield Services Group	15,688,000	823,633
	Aoshikang Technology Co. Ltd., Class A	95,600	288,018
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	308,868
	APT Satellite Holdings Ltd.	154,000	42,274
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	208,277	601,517
	Asia Cement China Holdings Corp.	2,825,500	765,041
Ω	AsiaInfo Technologies Ltd.	654,800	654,652
	Avary Holding Shenzhen Co. Ltd., Class A	653,681	1,593,754
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	966,645
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	4,783,452
Ω	BAIC Motor Corp. Ltd., Class H	9,503,500	2,527,466
*	Baidu, Inc., Sponsored ADR	624,224	65,737,029
*	Baidu, Inc., Class A	100,000	1,294,721
Ω	BAIOO Family Interactive Ltd.	1,124,000	36,744
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,478,762
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,371,283
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,394,678
	Bank of China Ltd., Class H	284,847,817	106,894,873
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,593,786
	Bank of Communications Co. Ltd., Class H	27,933,574	16,525,637
	Bank of Guiyang Co. Ltd., Class A	1,238,651	907,842
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	2,814,898
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	5,327,437
	Bank of Nanjing Co. Ltd., Class A	3,096,531	3,581,584
	Bank of Ningbo Co. Ltd., Class A	2,278,081	6,838,277
	Bank of Shanghai Co. Ltd., Class A	3,354,147	2,990,240
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,267,642
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,376,043
*	Baoye Group Co. Ltd., Class H	1,561,120	847,534
*	Baozun, Inc., Class A	47,900	34,817
	BBMG Corp., Class H	12,954,000	1,010,957
	Befar Group Co. Ltd., Class A	254,600	131,262
	Beibuwan Port Co. Ltd., Class A	312,900	320,343
	Beijing Capital Development Co. Ltd., Class A	389,880	150,873
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,211,864
*	Beijing Capital International Airport Co. Ltd., Class H	8,884,000	2,571,425
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	767,154
	Beijing Energy International Holding Co. Ltd.	4,182,000	56,204

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	387,100	$398,822
	Beijing Enterprises Holdings Ltd.	2,769,500	10,023,719
#	Beijing Enterprises Water Group Ltd.	17,994,000	4,377,864
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	341,538
*	Beijing Health Holdings Ltd.	3,048,000	23,658
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	462,101
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,013,000	511,979
	Beijing New Building Materials PLC, Class A	193,310	719,606
*	Beijing North Star Co. Ltd., Class H	5,166,000	437,507
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	57,400	55,657
	Beijing Originwater Technology Co. Ltd., Class A	753,163	500,422
*	Beijing Shougang Co. Ltd., Class A	1,194,166	530,918
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	213,815
*	Beijing Sinnet Technology Co. Ltd., Class A	241,828	261,515
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	142,511
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	121,265
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	632,839
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	291,002	340,479
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,499,043
*	Bengang Steel Plates Co. Ltd., Class A	659,400	294,922
	Best Pacific International Holdings Ltd., Class H	396,000	54,028
	Bestsun Energy Co. Ltd., Class A	93,900	48,566
	BGI Genomics Co. Ltd., Class A	100,200	523,305
	Black Peony Group Co. Ltd., Class A	151,800	111,154
Ω	BOC Aviation Ltd.	349,800	2,622,577
	BOC International China Co. Ltd., Class A	93,300	134,556
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,022,402
	BOE Varitronix Ltd.	431,000	279,409
*	Bohai Leasing Co. Ltd., Class A	2,291,900	654,161
	Bright Dairy & Food Co. Ltd., Class A	630,905	746,056
	Bright Real Estate Group Co. Ltd., Class A	171,200	60,511
††	Brilliance China Automotive Holdings Ltd.	16,650,000	8,876,930
*	BTG Hotels Group Co. Ltd., Class A	286,313	558,312
	BYD Electronic International Co. Ltd.	2,284,000	7,824,100
	C C Land Holdings Ltd.	15,072,429	2,404,482
	C&D International Investment Group Ltd.	1,061,698	1,753,191
	Cabbeen Fashion Ltd.	773,000	98,336
	Caitong Securities Co. Ltd., Class A	997,510	1,033,317
	Camel Group Co. Ltd., Class A	362,820	358,104
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	212,979
	Canmax Technologies Co. Ltd., Class A	254,416	697,832
	Capital Environment Holdings Ltd.	12,116,000	164,261
*	Carrianna Group Holdings Co. Ltd.	3,478,391	105,511
*	CCCC Design & Consulting Group Co. Ltd., Class A	256,400	324,777
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	920,177
	CECEP Wind-Power Corp., Class A	2,054,970	812,683
	Central China Management Co. Ltd.	7,334,350	250,221
	Central China New Life Ltd.	110,000	19,960
*	Central China Real Estate Ltd.	255,836	2,916
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,512,269
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	216,633
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	192,483
	Changjiang Securities Co. Ltd., Class A	1,260,190	866,242
	Chaoju Eye Care Holdings Ltd.	61,500	28,913
	Chaowei Power Holdings Ltd.	3,239,000	570,403
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	302,214
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	175,531

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	$341,123
*	Chengtun Mining Group Co. Ltd., Class A	128,464	65,634
	Chenguang Biotech Group Co. Ltd., Class A	40,200	57,383
	Chengxin Lithium Group Co. Ltd., Class A	270,700	764,765
	Chengzhi Co. Ltd., Class A	306,611	312,249
	China Aerospace International Holdings Ltd.	12,534,000	518,309
	China Aircraft Leasing Group Holdings Ltd.	896,000	388,983
	China BlueChemical Ltd., Class H	8,976,878	2,471,686
*Ω	China Bohai Bank Co. Ltd., Class H	957,000	129,988
#*	China Boton Group Co. Ltd.	262,000	27,249
	China CAMC Engineering Co. Ltd., Class A	439,100	526,050
	China Cinda Asset Management Co. Ltd., Class H	32,881,000	3,154,817
	China CITIC Bank Corp. Ltd., Class H	32,990,112	16,349,954
*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	32,996,000	1,414,110
	China Coal Energy Co. Ltd., Class H	10,514,000	11,546,253
	China Communications Services Corp. Ltd., Class H	12,365,071	5,091,541
#*	China Conch Environment Protection Holdings Ltd.	1,180,000	176,642
	China Conch Venture Holdings Ltd.	5,855,000	4,545,793
	China Construction Bank Corp., Class H	393,120,101	233,459,571
	China CSSC Holdings Ltd., Class A	230,800	983,259
	China Design Group Co. Ltd., Class A	48,100	46,061
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	400,000	72,912
#*††	China Dili Group	4,137,899	65,525
	China Dongxiang Group Co. Ltd.	4,834,000	188,510
	China Education Group Holdings Ltd.	550,000	272,621
	China Electronics Huada Technology Co. Ltd.	160,000	25,063
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	145,847
	China Energy Engineering Corp. Ltd., Class A	6,490,514	1,908,727
	China Energy Engineering Corp. Ltd., Class H	3,120,000	275,292
	China Everbright Bank Co. Ltd., Class H	12,961,000	3,847,938
#Ω	China Everbright Greentech Ltd.	3,443,000	343,845
	China Everbright Ltd.	5,485,869	2,813,959
Ω	China Feihe Ltd.	3,880,000	1,777,560
*	China Financial Services Holdings Ltd.	94,200	3,636
	China Foods Ltd.	2,584,000	955,505
	China Galaxy Securities Co. Ltd., Class H	9,009,500	4,414,347
	China Gas Holdings Ltd.	12,467,800	11,367,177
#	China Glass Holdings Ltd.	4,496,000	274,280
#	China Gold International Resources Corp. Ltd.	387,100	1,606,751
	China Great Wall Securities Co. Ltd., Class A	427,300	436,359
	China Greatwall Technology Group Co. Ltd., Class A	353,300	409,025
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	568,836
	China Hanking Holdings Ltd.	911,000	82,886
	China Harmony Auto Holding Ltd.	4,980,500	333,566
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	212,449
#*	China High Speed Transmission Equipment Group Co. Ltd.	2,081,000	359,138
	China Hongqiao Group Ltd.	10,415,000	7,635,386
#††	China Huiyuan Juice Group Ltd.	4,182,433	187,563
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	3,223,680
#	China Isotope & Radiation Corp.	8,000	11,865
#	China Jinmao Holdings Group Ltd.	28,595,750	2,281,625
	China Jushi Co. Ltd., Class A	1,384,441	1,770,470
	China Kepei Education Group Ltd.	1,630,000	250,259
	China Lesso Group Holdings Ltd.	6,019,000	2,666,536
	China Lilang Ltd.	1,796,000	962,781
*	China Longevity Group Co. Ltd.	1,152,649	37,891
*††	China Maple Leaf Educational Systems Ltd.	7,422,000	270,566
	China Medical System Holdings Ltd.	3,284,000	4,692,941
	China Meheco Co. Ltd., Class A	425,320	621,756

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Meidong Auto Holdings Ltd.	446,000	$156,871
	China Merchants Bank Co. Ltd., Class H	15,854,500	57,795,755
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	602,425
	China Merchants Land Ltd.	11,372,000	438,395
	China Merchants Port Holdings Co. Ltd.	6,202,291	7,668,363
	China Merchants Property Operation & Service Co. Ltd., Class A	175,700	255,142
Ω	China Merchants Securities Co. Ltd., Class H	383,220	286,277
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,702,171
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,285,491
#	China Modern Dairy Holdings Ltd.	10,588,000	867,284
	China National Accord Medicines Corp. Ltd., Class A	209,307	867,599
	China National Building Material Co. Ltd., Class H	20,131,250	7,101,178
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,356,339
	China National Medicines Corp. Ltd., Class A	258,300	1,075,348
	China National Nuclear Power Co. Ltd., Class A	6,406,843	7,400,361
Ω	China New Higher Education Group Ltd.	2,511,000	651,917
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	600,500	353,665
	China Nonferrous Mining Corp. Ltd.	1,038,000	732,065
*	China Oil & Gas Group Ltd.	18,900,000	556,079
	China Oilfield Services Ltd., Class H	5,438,000	5,226,486
	China Oriental Group Co. Ltd.	6,382,000	971,023
	China Overseas Grand Oceans Group Ltd.	10,341,742	2,438,272
	China Overseas Land & Investment Ltd.	12,084,500	18,281,307
	China Pacific Insurance Group Co. Ltd., Class H	7,197,200	13,242,649
	China Petroleum & Chemical Corp., Class H	95,493,575	49,676,056
	China Railway Group Ltd., Class H	14,972,000	6,847,254
	China Railway Hi-tech Industry Co. Ltd., Class A	200,500	208,339
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,908,000	2,104,870
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	232,916
#*	China Rare Earth Holdings Ltd.	3,822,600	137,043
	China Reinsurance Group Corp., Class H	24,824,000	1,334,189
#*††Ω	China Renaissance Holdings Ltd.	192,200	33,435
	China Resources Building Materials Technology Holdings Ltd.	12,896,000	2,065,669
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	840,858
	China Resources Gas Group Ltd.	2,143,600	6,079,209
	China Resources Land Ltd.	12,352,000	37,501,346
	China Resources Medical Holdings Co. Ltd.	4,801,500	2,471,381
Ω	China Resources Pharmaceutical Group Ltd.	8,260,500	5,036,616
	China Risun Group Ltd.	2,964,000	1,166,246
#*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	584,116
#*	China SCE Group Holdings Ltd.	6,432,000	129,431
#Ω	China Shengmu Organic Milk Ltd.	729,000	22,262
	China Shenhua Energy Co. Ltd., Class H	8,145,500	30,901,453
	China Shineway Pharmaceutical Group Ltd.	1,750,000	1,768,955
#*	China Shuifa Singyes Energy Holdings Ltd.	926,000	35,794
*	China Silver Group Ltd.	7,310,000	93,084
#	China South City Holdings Ltd.	26,638,000	872,163
	China South Publishing & Media Group Co. Ltd., Class A	602,000	945,672
	China Starch Holdings Ltd.	13,595,000	219,438
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	9,690,239
	China State Construction International Holdings Ltd.	738,000	779,550
*	China Sunshine Paper Holdings Co. Ltd.	2,001,000	500,757
	China Taiping Insurance Holdings Co. Ltd.	7,977,600	6,622,398
#*	China Tianrui Group Cement Co. Ltd., Class C	45,000	32,795
*	China Tianying, Inc., Class A	948,700	523,417
Ω	China Tower Corp. Ltd., Class H	167,822,000	18,668,739

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	$5,909,510
*	China TransInfo Technology Co. Ltd., Class A	178,482	218,887
	China Travel International Investment Hong Kong Ltd.	13,015,631	2,165,288
	China Tungsten & Hightech Materials Co. Ltd., Class A	393,552	424,160
#	China Vanke Co. Ltd., Class H	7,556,105	5,945,117
	China West Construction Group Co. Ltd., Class A	394,200	346,292
Ω	China Xinhua Education Group Ltd.	294,000	20,177
	China XLX Fertiliser Ltd.	2,216,000	927,296
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	1,300,934
*Ω	China Yuhua Education Corp. Ltd.	470,000	23,412
	China Zhenhua Group Science & Technology Co. Ltd., Class A	61,100	379,370
	China Zheshang Bank Co. Ltd., Class H	2,665,800	706,995
#	China Zhongwang Holdings Ltd.	13,622,954	548,895
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	104,845
	Chinasoft International Ltd.	5,708,000	3,252,733
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	735,680
	Chongqing Changan Automobile Co. Ltd., Class A	1,261,739	2,250,356
	Chongqing Department Store Co. Ltd., Class A	88,184	345,340
*	Chongqing Iron & Steel Co. Ltd., Class H	584,000	50,035
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	108,359
	Chongqing Rural Commercial Bank Co. Ltd., Class H	12,565,000	4,887,013
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	568,657
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	322,365
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	417,154
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	53,348
#	CIFI Ever Sunshine Services Group Ltd.	698,000	104,946
	CIMC Enric Holdings Ltd.	3,668,000	3,021,114
Ω	CIMC Vehicles Group Co. Ltd., Class H	54,500	47,772
	Cinda Real Estate Co. Ltd., Class A	783,100	382,426
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	314,409
	CITIC Ltd.	17,502,483	16,893,291
	CITIC Resources Holdings Ltd.	15,150,000	648,573
	CITIC Securities Co. Ltd., Class H	2,746,825	5,361,041
	City Development Environment Co. Ltd., Class A	50,400	76,953
*	Citychamp Watch & Jewellery Group Ltd.	476,000	65,924
*	CMGE Technology Group Ltd.	74,000	9,735
	CMOC Group Ltd., Class H	3,837,000	2,101,731
	CMST Development Co. Ltd., Class A	759,700	517,999
*	CNFinance Holdings Ltd., ADR	5,312	12,855
	CNGR Advanced Material Co. Ltd., Class A	34,300	208,012
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	377,954
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	865,923
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	592,375
	COFCO Biotechnology Co. Ltd., Class A	629,700	523,949
#*	COFCO Joycome Foods Ltd.	4,679,000	909,063
	COFCO Sugar Holding Co. Ltd., Class A	314,100	369,713
	Comba Telecom Systems Holdings Ltd.	634,000	52,910
	Concord New Energy Group Ltd.	35,720,000	2,973,944
	Consun Pharmaceutical Group Ltd.	2,094,000	1,427,447
*	Coolpad Group Ltd.	13,182,079	95,961
	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,421,682
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,119,988
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	14,716,661
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,532,746
	COSCO SHIPPING Ports Ltd.	9,608,389	5,883,963
#	CPMC Holdings Ltd.	4,051,000	3,490,745
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	316,105
#*	Crazy Sports Group Ltd.	8,236,000	94,021

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CRRC Corp. Ltd., Class H	1,595,000	$741,345
	CSG Holding Co. Ltd., Class A	632,849	475,660
	CSSC Hong Kong Shipping Co. Ltd.	916,000	175,762
	CTS International Logistics Corp. Ltd., Class A	433,870	427,364
	Daan Gene Co. Ltd., Class A	484,033	501,793
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	340,630
	Daqin Railway Co. Ltd., Class A	3,556,661	3,700,358
	Dashang Co. Ltd., Class A	114,808	259,102
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	97,679
	Dazhong Transportation Group Co. Ltd., Class A	359,539	138,822
	Dazzle Fashion Co. Ltd., Class A	16,100	27,584
	DHC Software Co. Ltd., Class A	737,600	513,687
	Dian Diagnostics Group Co. Ltd., Class A	158,900	385,407
	Digital China Group Co. Ltd., Class A	90,100	287,080
	Digital China Holdings Ltd.	3,365,000	879,616
	Digital China Information Service Group Co. Ltd., Class A	316,700	377,756
	Do-Fluoride New Materials Co. Ltd., Class A	57,600	97,401
	Dong-E-E-Jiao Co. Ltd., Class A	64,413	471,441
	Dongfang Electric Corp. Ltd., Class H	973,200	833,297
	Dongfeng Motor Group Co. Ltd., Class H	11,148,000	4,305,035
	Dongguan Development Holdings Co. Ltd., Class A	308,200	404,035
	Dongxing Securities Co. Ltd., Class A	763,900	844,780
	Dongyue Group Ltd.	6,472,000	4,349,968
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	186,176
	E-Commodities Holdings Ltd.	5,880,000	1,115,597
	Edvantage Group Holdings Ltd.	351,596	97,812
	EIT Environmental Development Group Co. Ltd., Class A	840	1,431
	Elion Energy Co. Ltd., Class A	807,498	257,751
	ENN Natural Gas Co. Ltd., Class A	219,900	535,126
	Era Co. Ltd., Class A	302,300	196,963
	Essex Bio-technology Ltd.	207,000	68,114
	Eternal Asia Supply Chain Management Ltd., Class A	363,800	188,012
#	EVA Precision Industrial Holdings Ltd.	4,192,000	366,374
*	Everbright Jiabao Co. Ltd., Class A	332,766	144,578
#Ω	Everbright Securities Co. Ltd., Class H	600,200	372,846
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	564,052
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	436,099
	Far East Horizon Ltd.	8,098,000	5,936,748
*	FAW Jiefang Group Co. Ltd., Class A	724,752	792,530
	FAWER Automotive Parts Co. Ltd., Class A	470,012	301,367
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	295,978	550,548
*	FIH Mobile Ltd.	3,972,000	249,087
	Financial Street Holdings Co. Ltd., Class A	299,830	138,879
	FinVolution Group, ADR	298,860	1,437,517
	First Capital Securities Co. Ltd., Class A	539,800	395,358
	Fosun International Ltd.	9,712,683	5,096,979
	Founder Securities Co. Ltd., Class A	713,607	687,013
	Foxconn Industrial Internet Co. Ltd., Class A	1,938,593	3,587,989
	Fu Shou Yuan International Group Ltd.	1,797,000	1,077,745
	Fufeng Group Ltd.	8,839,000	4,794,452
	Fujian Funeng Co. Ltd., Class A	644,857	744,142
	Fujian Star-net Communication Co. Ltd., Class A	188,271	378,536
	Fujian Sunner Development Co. Ltd., Class A	329,998	688,070
	Gansu Energy Chemical Co. Ltd., Class A	711,200	292,293
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	346,115
	GCL Energy Technology Co. Ltd., Class A	367,800	466,455
	GCL Technology Holdings Ltd.	28,393,000	3,266,981
#*	GDS Holdings Ltd., Class A	2,550,800	1,708,429
	Geely Automobile Holdings Ltd.	23,097,000	21,892,684

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	1,341,600	$841,505
	Gemdale Corp., Class A	1,042,554	587,233
	Gemdale Properties & Investment Corp. Ltd.	33,144,000	1,168,446
Ω	Genertec Universal Medical Group Co. Ltd.	4,367,500	2,234,358
	GF Securities Co. Ltd., Class H	2,865,000	2,883,354
	Giant Network Group Co. Ltd., Class A	283,200	362,640
*	Glorious Property Holdings Ltd.	11,363,000	14,660
*	Glory Health Industry Ltd.	434,000	1,481
	GoerTek, Inc., Class A	210,631	446,253
	Goldcard Smart Group Co. Ltd., Class A	156,680	224,583
	GoldenHome Living Co. Ltd., Class A	68,570	193,111
	Goldenmax International Group Ltd., Class A	211,400	194,023
	Goldlion Holdings Ltd.	1,887,000	250,834
	Goldpac Group Ltd.	1,296,000	235,739
	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,071,694
*	Gotion High-tech Co. Ltd., Class A	307,483	800,470
*	Grand Baoxin Auto Group Ltd.	2,290,000	64,033
	Grand Pharmaceutical Group Ltd., Class L	3,827,000	1,654,788
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	345,666
*	Greattown Holdings Ltd., Class A	299,300	120,503
#*	Greatview Aseptic Packaging Co. Ltd.	2,172,000	439,919
	Gree Electric Appliances, Inc. of Zhuhai, Class A	875,800	4,307,302
*	Greenland Hong Kong Holdings Ltd.	7,597,575	267,688
#	Greentown China Holdings Ltd.	4,964,091	3,739,705
	Greentown Service Group Co. Ltd.	1,490,000	460,363
	GRG Banking Equipment Co. Ltd., Class A	289,500	382,126
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	348,485
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	202,817
*	Guangdong HEC Technology Holding Co. Ltd., Class A	810,900	699,214
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	114,204
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	360,931
*	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	127,418
	Guangdong South New Media Co. Ltd., Class A	29,400	136,444
	Guangdong Tapai Group Co. Ltd., Class A	353,173	341,313
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	435,989
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	263,812
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,192,298
*	Guangshen Railway Co. Ltd., Class H	1,726,000	347,231
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	438,657
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	361,745
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	3,569,234
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	341,200	447,710
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,516,759
	Guangzhou Haige Communications Group, Inc. Co., Class A	224,400	301,217
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	110,503
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	680,406
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	218,300	223,420
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	794,766
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	290,691
	Guosen Securities Co. Ltd., Class A	1,426,327	1,598,110
*	Guosheng Financial Holding, Inc., Class A	257,924	368,734
Ω	Guotai Junan Securities Co. Ltd., Class H	1,397,800	1,552,413
	Guoyuan Securities Co. Ltd., Class A	915,650	815,768
	Haier Smart Home Co. Ltd., Class A	879,896	2,741,114
*	Hainan Meilan International Airport Co. Ltd., Class H	187,000	140,424
	Haitian International Holdings Ltd.	1,159,000	2,579,823
	Haitong Securities Co. Ltd., Class H	9,212,000	4,246,197
	Hang Zhou Great Star Industrial Co. Ltd., Class A	329,000	854,710
	Hangcha Group Co. Ltd., Class A	207,500	663,760

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	$280,151
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	681,281
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	9,956
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	454,950
	Han's Laser Technology Industry Group Co. Ltd., Class A	461,214	1,060,466
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	52,487
	Harbin Electric Co. Ltd., Class H	3,545,474	1,045,872
	HBIS Resources Co. Ltd., Class A	162,900	352,646
	Health & Happiness H&H International Holdings Ltd.	700,500	915,100
*	Hebei Construction Group Corp. Ltd., Class H	322,500	21,009
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	155,527
	Hello Group, Inc., Sponsored ADR	383,287	2,249,895
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	427,008
	Henan Pinggao Electric Co. Ltd., Class A	88,100	150,805
	Henan Shenhuo Coal & Power Co. Ltd., Class A	318,100	738,899
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	338,645
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	228,652
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	306,418
	Hengan International Group Co. Ltd.	2,396,500	7,420,738
*	Hengdeli Holdings Ltd.	14,156,000	229,684
*	Hengli Petrochemical Co. Ltd., Class A	1,657,374	2,709,971
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,001,627
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	794,981
	Hesteel Co. Ltd., Class A	3,844,300	1,114,055
	Hexing Electrical Co. Ltd., Class A	155,590	624,517
*	Hezong Sience&Technology Co. Ltd., Class A	208,000	81,324
*	Hi Sun Technology China Ltd.	9,864,000	618,749
*	Honghua Group Ltd.	15,729,000	193,729
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	62,778
#*Ω	Hope Education Group Co. Ltd.	6,644,000	254,976
#*	Hopson Development Holdings Ltd.	6,712,708	3,103,352
#*	Horizon Construction Development Ltd.	299,925	102,779
	Hoyuan Green Energy Co. Ltd., Class A	89,440	307,758
#*Ω	Hua Hong Semiconductor Ltd.	2,386,000	4,322,580
	Huaan Securities Co. Ltd., Class A	147,800	92,324
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	197,757
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,354,901
*	Huafu Fashion Co. Ltd., Class A	458,898	195,016
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	2,073,893
	Huapont Life Sciences Co. Ltd., Class A	604,400	355,158
Ω	Huatai Securities Co. Ltd., Class H	4,429,200	5,225,223
	Huaxi Securities Co. Ltd., Class A	598,255	621,038
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,597,898
	Huaxin Cement Co. Ltd., Class A	624,228	1,144,515
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,621,551
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	120,194	504,377
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	926,333
	Huishang Bank Corp. Ltd., Class H	1,603,900	486,386
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	574,641
	Hunan Aihua Group Co. Ltd., Class A	97,600	218,839
	Hunan Gold Corp. Ltd., Class A	353,600	533,204
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	1,975,617
	Hunan Zhongke Electric Co. Ltd., Class A	203,000	228,002
*	Hytera Communications Corp. Ltd., Class A	370,100	253,045
Ω	IMAX China Holding, Inc.	76,600	70,644
	Industrial & Commercial Bank of China Ltd., Class H	194,463,996	94,729,197
	Industrial Bank Co. Ltd., Class A	6,460,753	14,171,405
	Industrial Securities Co. Ltd., Class A	2,239,692	1,701,287
	Infore Environment Technology Group Co. Ltd., Class A	701,856	434,245

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Ingdan, Inc.	1,339,000	$198,654
*	Inkeverse Group Ltd.	1,796,000	171,283
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,642,719
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	1,697,840
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	467,890
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,657,118
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	550,712
	Inspur Digital Enterprise Technology Ltd.	224,000	56,233
	Intco Medical Technology Co. Ltd., Class A	214,573	582,244
	Intron Technology Holdings Ltd.	182,000	44,747
	JA Solar Technology Co. Ltd., Class A	693,800	1,651,949
	JCET Group Co. Ltd., Class A	498,346	1,556,561
*Ω	JD Logistics, Inc.	961,900	839,908
	JD.com, Inc., Class A	1,721,800	19,415,247
	JH Educational Technology, Inc.	104,000	9,995
	Jiangling Motors Corp. Ltd., Class A	245,529	717,250
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	881,454
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,006,457	1,387,039
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	528,950
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	55,400	67,721
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	546,666
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	311,432
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	527,659
	Jiangsu Shagang Co. Ltd., Class A	629,500	291,084
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	295,683
	Jiangsu Sopo Chemical Co., Class A	78,029	67,188
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	536,709
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,419,266
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	108,400	38,547
	Jiangxi Copper Co. Ltd., Class H	3,751,000	5,245,887
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	205,611
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	191,838
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	564,746
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	12,746
	Jinchuan Group International Resources Co. Ltd.	1,833,000	133,936
#	JinkoSolar Holding Co. Ltd., ADR	169,346	4,441,946
	Jinmao Property Services Co. Ltd.	458,891	96,478
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,140,364
	Jinneng Science&Technology Co. Ltd., Class A	349,833	340,591
*Ω	Jinxin Fertility Group Ltd.	1,750,500	485,986
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,345,517
	JNBY Design Ltd.	384,000	490,150
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	708,516	1,060,892
	Joinn Laboratories China Co. Ltd., Class A	31,440	72,467
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,220,251	1,183,305
	Joy City Property Ltd.	20,316,000	544,357
	Joyoung Co. Ltd., Class A	48,500	71,321
	JSTI Group, Class A	398,875	273,713
	Ju Teng International Holdings Ltd.	5,890,249	932,416
*	Jutal Offshore Oil Services Ltd.	590,000	37,059
*	Kaiser China Cultural Co. Ltd., Class A	41,200	20,007
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	125,601
*	Kasen International Holdings Ltd.	2,190,000	84,965
*	Keeson Technology Corp. Ltd., Class A	14,200	21,698
	Kinetic Development Group Ltd.	296,000	23,408
	Kingboard Holdings Ltd.	3,831,345	6,819,433
#	Kingboard Laminates Holdings Ltd.	4,735,500	2,846,125
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	517,441

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	880,800	$2,142,770
	Kunlun Energy Co. Ltd.	19,424,000	17,401,901
#*	KWG Living Group Holdings Ltd.	5,782,250	267,850
	Lao Feng Xiang Co. Ltd., Class A	64,954	560,836
	LB Group Co. Ltd., Class A	870,633	1,953,859
	Lee & Man Chemical Co. Ltd.	254,000	88,443
	Lee & Man Paper Manufacturing Ltd.	7,253,000	1,951,448
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	177,380
Ω	Legend Holdings Corp., Class H	2,595,200	2,068,293
	Lenovo Group Ltd.	1,316,000	1,377,945
	Lens Technology Co. Ltd., Class A	1,553,261	2,259,471
*	Leo Group Co. Ltd., Class A	2,336,500	669,930
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	569,161
	LexinFintech Holdings Ltd., ADR	216,777	392,366
	Leyard Optoelectronic Co. Ltd., Class A	669,100	420,731
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	262,602
*	Liao Ning Oxiranchem, Inc., Class A	167,700	119,534
	Liaoning Cheng Da Co. Ltd., Class A	400,300	576,586
	Lier Chemical Co. Ltd., Class A	264,760	359,927
*	Lingbao Gold Group Co. Ltd., Class H	132,000	26,926
	Lingyi iTech Guangdong Co., Class A	949,565	627,437
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	113,857
#	Livzon Pharmaceutical Group, Inc., Class H	234,700	714,476
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	197,749
	Loncin Motor Co. Ltd., Class A	63,200	40,362
Ω	Longfor Group Holdings Ltd.	8,453,000	9,372,738
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	53,067
	Lonking Holdings Ltd.	11,218,000	1,815,604
	Luenmei Quantum Co. Ltd., Class A	593,803	464,523
	Luoniushan Co. Ltd., Class A	506,991	349,732
	Luxi Chemical Group Co. Ltd., Class A	683,600	880,087
#*Ω	Luye Pharma Group Ltd.	8,776,000	2,947,403
	Maanshan Iron & Steel Co. Ltd., Class H	597,775	90,382
	Maccura Biotechnology Co. Ltd., Class A	183,900	300,749
	Mango Excellent Media Co. Ltd., Class A	327,194	974,637
*Ω	Maoyan Entertainment	1,037,400	1,132,342
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	333,960
#Ω	Medlive Technology Co. Ltd.	44,500	35,065
	Metallurgical Corp. of China Ltd., Class H	13,278,000	2,598,464
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	161,325
Ω	Midea Real Estate Holding Ltd.	587,800	314,922
	Min Xin Holdings Ltd.	708,418	251,307
	Ming Yang Smart Energy Group Ltd., Class A	487,300	610,695
*	Mingfa Group International Co. Ltd.	608,000	16,370
*	Minmetals Land Ltd.	9,789,205	341,004
Ω	Minsheng Education Group Co. Ltd.	1,078,000	33,895
	Minth Group Ltd.	2,890,000	4,684,494
	MLS Co. Ltd., Class A	513,262	495,181
*	MMG Ltd.	12,944,000	3,291,140
	MYS Group Co. Ltd., Class A	393,300	162,058
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	842,278
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	353,346
*	NavInfo Co. Ltd., Class A	404,200	365,199
	NetDragon Websoft Holdings Ltd.	1,115,500	1,527,909
	New China Life Insurance Co. Ltd., Class H	2,965,200	5,291,798
*	New Hope Liuhe Co. Ltd., Class A	748,864	853,932
*	New World Department Store China Ltd.	2,778,000	132,759
	Newland Digital Technology Co. Ltd., Class A	104,460	229,627
	Nexteer Automotive Group Ltd.	4,477,000	2,028,623

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Nine Dragons Paper Holdings Ltd.	7,895,000	$2,924,993
	Ninestar Corp., Class A	143,200	386,108
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	574,382
	Ningbo Joyson Electronic Corp., Class A	370,841	746,941
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	42,305	167,658
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	180,300	518,852
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	677,154
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	892,912
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	46,188
*	Niu Technologies, Sponsored ADR	5,348	9,412
	Noah Holdings Ltd., Sponsored ADR	23,714	279,825
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	373,400
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	281,403
	Northeast Securities Co. Ltd., Class A	583,400	543,270
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	927,359
	Opple Lighting Co. Ltd., Class A	42,600	93,583
	ORG Technology Co. Ltd., Class A	823,720	437,047
	Orient Overseas International Ltd.	271,000	4,045,541
Ω	Orient Securities Co. Ltd., Class H	2,262,800	881,526
*	Oriental Energy Co. Ltd., Class A	447,680	605,599
	Oriental Pearl Group Co. Ltd., Class A	912,860	868,203
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	160,722
	PAX Global Technology Ltd.	4,285,000	2,994,670
	People's Insurance Co. Group of China Ltd. , Class H	21,670,000	6,736,722
	PetroChina Co. Ltd., Class H	102,408,000	74,078,436
	PICC Property & Casualty Co. Ltd., Class H	21,053,000	26,187,081
	Ping An Bank Co. Ltd., Class A	6,275,313	8,276,073
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	107,804,015
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,527,154
	Poly Property Group Co. Ltd.	10,173,870	1,860,603
Ω	Postal Savings Bank of China Co. Ltd., Class H	29,968,000	14,411,883
	Pou Sheng International Holdings Ltd.	9,206,000	695,689
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,876,304
#	Prinx Chengshan Holdings Ltd.	214,000	194,613
	PW Medtech Group Ltd.	1,439,000	137,282
	Pylon Technologies Co. Ltd., Class A	27,327	304,465
*	Q Technology Group Co. Ltd.	2,131,000	751,901
	Qifu Technology, Inc., ADR	310,996	4,462,793
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	266,378
	Qingdao Gon Technology Co. Ltd., Class A	36,435	89,358
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	539,046
Ω	Qingdao Port International Co. Ltd., Class H	643,000	359,879
*	Qingdao Rural Commercial Bank Corp., Class A	1,513,500	550,200
*	Qingdao Sentury Tire Co. Ltd., Class A	178,100	707,020
	Qingdao TGOOD Electric Co. Ltd., Class A	114,000	267,428
*	Qingling Motors Co. Ltd., Class H	5,326,000	435,220
	Qinhuangdao Port Co. Ltd., Class H	845,000	145,862
*	Qudian, Inc., Sponsored ADR	278,729	574,182
#*	Radiance Holdings Group Co. Ltd.	783,000	302,522
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	342,631
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,908,097	443,108
#*††Ω	Redco Properties Group Ltd.	3,306,000	211,437
	Renhe Pharmacy Co. Ltd., Class A	672,100	535,898
	Rianlon Corp., Class A	22,300	67,474
	Risen Energy Co. Ltd., Class A	228,100	467,820
	Riyue Heavy Industry Co. Ltd., Class A	195,809	264,288
	Rongan Property Co. Ltd., Class A	1,161,156	375,218
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,765,073
	Sailun Group Co. Ltd., Class A	569,900	958,165

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	590,500	$904,539
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	509,877
	Sansure Biotech, Inc., Class A	190,429	477,535
	Sany Heavy Equipment International Holdings Co. Ltd.	753,000	490,088
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	2,980,792
*	Satellite Chemical Co. Ltd., Class A	613,431	1,167,867
	Sealand Securities Co. Ltd., Class A	1,406,195	633,015
#*	Seazen Group Ltd.	10,020,857	1,377,979
*	Seazen Holdings Co. Ltd., Class A	608,815	839,088
#	S-Enjoy Service Group Co. Ltd.	163,000	53,984
	SF Holding Co. Ltd., Class A	474,358	2,335,518
	Shaanxi Coal Industry Co. Ltd., Class A	1,361,950	4,595,832
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,955,126
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	275,795
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	284,309	599,217
*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	423,804
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	28,900	107,463
	Shandong Hi-Speed New Energy Group Ltd.	97,600	22,860
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	213,710
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	360,999	1,225,483
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	352,443
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	48,800	87,403
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	938,914
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,231,581
	Shandong Publishing & Media Co. Ltd., Class A	363,633	492,032
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,772,428
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,058,800	3,231,572
	Shanghai AJ Group Co. Ltd., Class A	709,952	468,630
	Shanghai Bailian Group Co. Ltd., Class A	208,400	252,254
	Shanghai Construction Group Co. Ltd., Class A	1,619,329	523,759
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	1,714,622
	Shanghai Environment Group Co. Ltd., Class A	300,489	360,834
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	112,500	191,014
	Shanghai Industrial Development Co. Ltd., Class A	164,990	83,820
	Shanghai Industrial Holdings Ltd.	2,414,918	2,958,293
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	679,267
*	Shanghai International Airport Co. Ltd., Class A	11,800	54,480
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	767,864
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	499,393
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	569,063
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	269,522
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,273,500	4,627,121
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	236,524
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,311,128	6,009,220
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	128,861
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,401,791
	Shanghai Runda Medical Technology Co. Ltd., Class A	151,137	316,502
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	52,300	63,129
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	512,867
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	214,355
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	778,585
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	325,354
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,003,362	871,571
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	254,875
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	269,014
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	234,224
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,780,739
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	200,100	315,960
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,115,580	3,683,490

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	$854,691
	Shanxi Securities Co. Ltd., Class A	888,260	612,732
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	792,781
*	Shanying International Holding Co. Ltd., Class A	115,600	27,502
	Shenghe Resources Holding Co. Ltd., Class A	411,593	472,614
*Ω	Shengjing Bank Co. Ltd., Class H	481,000	42,971
	Shenguan Holdings Group Ltd.	3,610,000	129,461
	Shengyi Technology Co. Ltd., Class A	434,510	869,776
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	3,144,800	543,133
	Shenzhen Agricultural Products Group Co. Ltd., Class A	575,226	467,626
*	Shenzhen Airport Co. Ltd., Class A	492,100	424,720
	Shenzhen Aisidi Co. Ltd., Class A	405,800	457,783
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	220,979
	Shenzhen Gas Corp. Ltd., Class A	489,200	433,408
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	246,479
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	147,177
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	235,533
#	Shenzhen International Holdings Ltd.	7,178,489	5,907,865
	Shenzhen Investment Ltd.	15,142,414	2,132,045
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	292,800
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	135,659
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	374,170
	Shenzhen Kinwong Electronic Co. Ltd., Class A	74,740	180,895
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	120,402
	Shenzhen Leaguer Co. Ltd., Class A	218,600	196,389
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	221,383
	Shenzhen MTC Co. Ltd., Class A	1,254,928	827,804
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	857,448	302,121
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	235,863
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	792,625
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	369,075
	Shenzhen Sunway Communication Co. Ltd., Class A	158,200	368,209
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	380,327
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	314,853
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	458,624
	Shenzhen Yinghe Technology Co. Ltd., Class A	19,300	39,612
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	202,894	654,260
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	291,569
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	574,324
*††	Shimao Group Holdings Ltd.	978,535	55,256
#	Shoucheng Holdings Ltd.	9,033,683	1,581,161
	Shougang Fushan Resources Group Ltd.	10,162,277	4,015,296
	Shui On Land Ltd.	19,077,303	1,712,015
	Sichuan Development Lomon Co. Ltd., Class A	651,400	531,537
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	39,652
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,960,500	944,198
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	342,100
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	929,716
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	223,932
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	2,472,237
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	493,862
#	Sihuan Pharmaceutical Holdings Group Ltd.	658,000	45,467
*	Silver Grant International Holdings Group Ltd.	6,302,804	99,602
	Sino Biopharmaceutical Ltd.	793,000	286,143
	Sinochem International Corp., Class A	575,231	316,694
#	Sinofert Holdings Ltd.	12,342,000	1,358,562
*	Sinolink Worldwide Holdings Ltd.	16,481,714	197,122
	Sinoma International Engineering Co., Class A	473,500	735,544
	Sinoma Science & Technology Co. Ltd., Class A	621,062	1,230,603

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	88,700	$88,572
	Sinomine Resource Group Co. Ltd., Class A	36,300	157,801
	Sinopec Engineering Group Co. Ltd., Class H	8,001,500	4,013,277
	Sinopec Kantons Holdings Ltd.	5,514,000	2,425,953
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,444,000	2,229,800
	Sinopharm Group Co. Ltd., Class H	6,931,600	18,226,528
	Sino-Platinum Metals Co. Ltd., Class A	116,900	211,984
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	171,422
	Sinotrans Ltd., Class H	10,930,000	4,559,704
	Sinotruk Hong Kong Ltd.	3,738,835	8,491,617
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	614,564
	Skyworth Group Ltd.	6,997,114	2,218,108
	Sobute New Materials Co. Ltd., Class A	129,500	154,489
*	SOHO China Ltd.	11,467,888	956,761
	SooChow Securities Co. Ltd., Class A	1,078,430	1,011,105
#*††	South Manganese Investment Ltd.	1,336,000	31,785
	Southwest Securities Co. Ltd., Class A	910,400	468,491
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	154,114
*	SPT Energy Group, Inc.	4,862,000	120,610
	SSY Group Ltd.	2,578,000	1,400,794
*	STO Express Co. Ltd., Class A	514,500	499,391
	Sumavision Technologies Co. Ltd., Class A	269,300	156,397
	Sun Art Retail Group Ltd.	4,747,000	583,616
	Suning Universal Co. Ltd., Class A	1,358,605	450,857
*††Ω	Sunshine 100 China Holdings Ltd.	112,000	906
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	293,458
	Sunwoda Electronic Co. Ltd., Class A	384,600	625,280
	Suzhou Anjie Technology Co. Ltd., Class A	195,900	299,712
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	928,692
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	368,058
	Tangshan Jidong Cement Co. Ltd., Class A	696,244	555,629
	TangShan Port Group Co. Ltd., Class A	1,646,190	926,650
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	462,694
	Tasly Pharmaceutical Group Co. Ltd., Class A	223,300	446,828
	Tayho Advanced Materials Group Co. Ltd., Class A	28,900	43,613
	TBEA Co. Ltd., Class A	1,814,098	3,548,894
	TCL Electronics Holdings Ltd.	4,535,666	1,417,641
*	TCL Technology Group Corp., Class A	4,257,698	2,402,341
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	966,500	1,655,572
	Ten Pao Group Holdings Ltd.	304,000	36,520
*	Tencent Music Entertainment Group, ADR	772,509	7,261,585
	Tian An China Investment Co. Ltd.	4,049,000	1,748,921
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	945,226
	Tiangong International Co. Ltd.	4,966,000	1,068,171
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,066
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	495,093
	Tianjin Port Development Holdings Ltd.	16,239,657	986,498
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	79,220
	Tianjin Teda Co. Ltd., Class A	134,611	66,596
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	228,400	182,947
*	Tianma Microelectronics Co. Ltd., Class A	628,602	727,574
#	Tianneng Power International Ltd.	3,920,000	3,042,858
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,015,695
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	923,459
††	Tianyun International Holdings Ltd.	744,000	309,135
*	Titan Wind Energy Suzhou Co. Ltd., Class A	203,500	252,975
	Tofflon Science & Technology Group Co. Ltd., Class A	25,500	48,610
	Tomson Group Ltd.	3,532,757	660,479
	Tong Ren Tang Technologies Co. Ltd., Class H	2,425,000	1,756,236

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TongFu Microelectronics Co. Ltd., Class A	231,200	$591,850
*	Tongkun Group Co. Ltd., Class A	547,222	906,641
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	319,160
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,504,040
	Tongwei Co. Ltd., Class A	1,152,014	3,739,180
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	360,501
	Top Spring International Holdings Ltd.	146,000	10,085
*	Topsec Technologies Group, Inc., Class A	28,515	27,263
	Transfar Zhilian Co. Ltd., Class A	1,128,500	663,489
	TravelSky Technology Ltd., Class H	58,000	58,339
*	Trigiant Group Ltd.	4,254,000	182,238
	Trina Solar Co. Ltd., Class A	371,354	1,197,263
*	Trip.com Group Ltd., ADR	1,119,016	40,911,225
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	189,899
	Truly International Holdings Ltd.	4,032,000	303,041
	Unilumin Group Co. Ltd., Class A	277,000	213,775
	Uni-President China Holdings Ltd.	1,117,000	627,444
*	Unisplendour Corp. Ltd., Class A	745,064	1,610,862
	United Energy Group Ltd.	6,972,000	740,916
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	899,166
	Valiant Co. Ltd., Class A	147,046	262,689
	Victory Giant Technology Huizhou Co. Ltd., Class A	170,431	351,154
#	Vinda International Holdings Ltd.	858,000	2,535,156
*	Vipshop Holdings Ltd., ADR	1,004,773	15,965,843
*	Vnet Group, Inc., ADR	407,681	693,058
	Wangneng Environment Co. Ltd., Class A	130,540	254,239
	Wangsu Science & Technology Co. Ltd., Class A	577,700	623,393
	Wanxiang Qianchao Co. Ltd., Class A	629,160	381,550
	Wasion Holdings Ltd.	2,834,000	1,536,033
	Wasu Media Holding Co. Ltd., Class A	497,586	463,788
#	Weibo Corp., Sponsored ADR	123,100	997,110
	Weibo Corp., Class A	1,100	8,799
	Weichai Power Co. Ltd., Class H	5,010,000	8,844,971
	Weifu High-Technology Group Co. Ltd., Class A	90,400	202,614
*	Weiqiao Textile Co., Class H	3,046,000	1,339,703
	Wellhope Foods Co. Ltd., Class A	352,688	353,884
#	West China Cement Ltd.	11,724,000	929,435
	Western Securities Co. Ltd., Class A	968,948	805,338
	Wharf Holdings Ltd.	2,021,000	5,904,731
	Windey Energy Technology Group Co. Ltd., Class A	182,430	213,104
*	Wingtech Technology Co. Ltd., Class A	278,000	1,296,280
	Winner Medical Co. Ltd., Class A	51,660	222,297
	Wolong Electric Group Co. Ltd., Class A	443,900	589,109
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,105,052
	Wuhu Token Science Co. Ltd., Class A	303,400	194,974
	Wushang Group Co. Ltd., Class A	309,900	327,077
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	317,717
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,231,013
	Xiamen Bank Co. Ltd., Class A	569,300	402,520
	Xiamen C & D, Inc., Class A	686,300	926,419
	Xiamen ITG Group Corp. Ltd., Class A	611,502	581,737
	Xiamen Tungsten Co. Ltd., Class A	299,740	637,449
	Xiamen Xiangyu Co. Ltd., Class A	671,801	595,750
	Xiandai Investment Co. Ltd., Class A	184,100	95,909
	Xiangcai Co. Ltd., Class A	226,000	232,020
*Ω	Xiaomi Corp., Class B	15,887,200	25,030,730
	Xilinmen Furniture Co. Ltd., Class A	97,400	205,012
*	Xinfengming Group Co. Ltd., Class A	420,160	693,996

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xingda International Holdings Ltd.	7,644,215	$1,513,775
	Xingfa Aluminium Holdings Ltd.	447,000	337,039
	Xinhu Zhongbao Co. Ltd., Class A	1,664,443	489,153
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,552,449
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	432,743
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	110,212
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	464,012
#*	Xinte Energy Co. Ltd., Class H	1,556,400	1,755,009
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	62,377
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	712,153
#	Xinyi Energy Holdings Ltd.	4,193,026	586,034
	Xinyi Solar Holdings Ltd.	1,180,000	541,787
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	541,220
*	XPeng, Inc., Class A	661,300	2,754,082
#	Xtep International Holdings Ltd.	2,090,500	1,029,487
	Xuji Electric Co. Ltd., Class A	133,800	369,588
*	Yanchang Petroleum International Ltd.	16,000	890
	Yankuang Energy Group Co. Ltd., Class H	4,454,999	9,152,720
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	424,948
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,120,871
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	108,792
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,474,600	1,602,344
*	Yifan Pharmaceutical Co. Ltd., Class A	89,100	128,814
	Yip's Chemical Holdings Ltd.	842,000	158,411
*	Yiren Digital Ltd., Sponsored ADR	131,369	564,887
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	588,627
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	625,053
	YongXing Special Materials Technology Co. Ltd., Class A	66,710	414,481
	Yotrio Group Co. Ltd., Class A	629,200	222,719
	Youngor Fashion Co. Ltd., Class A	1,239,313	1,163,333
	YTO Express Group Co. Ltd., Class A	1,174,363	1,826,260
	Yuexiu Property Co. Ltd.	8,006,357	5,013,627
	Yunda Holding Co. Ltd., Class A	932,989	810,746
	Yunnan Aluminium Co. Ltd., Class A	1,180,130	1,766,385
	Yunnan Copper Co. Ltd., Class A	660,600	929,590
	Yunnan Energy New Material Co. Ltd., Class A	217,700	1,288,054
	Yunnan Tin Co. Ltd., Class A	466,300	818,228
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	674,726
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	680,081
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	705,117
	Zhejiang Chint Electrics Co. Ltd., Class A	758,952	1,972,009
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	428,165
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	95,600	59,526
	Zhejiang Crystal-Optech Co. Ltd., Class A	299,400	410,228
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,261,055
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	126,864	162,369
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	827,465
	Zhejiang Hangmin Co. Ltd., Class A	477,181	468,858
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	402,700	269,969
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	292,229
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,401,953
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	488,567
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	71,775
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	207,425
*	Zhejiang Jingu Co. Ltd., Class A	389,500	311,895
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	408,798
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	177,700	476,008
	Zhejiang Juhua Co. Ltd., Class A	510,398	1,135,113

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Longsheng Group Co. Ltd., Class A	1,137,433	$1,219,597
	Zhejiang Medicine Co. Ltd., Class A	382,817	489,479
*	Zhejiang Narada Power Source Co. Ltd., Class A	104,000	146,171
	Zhejiang NHU Co. Ltd., Class A	498,476	1,114,406
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	274,200	132,419
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	14,532	55,050
	Zhejiang Runtu Co. Ltd., Class A	378,930	296,755
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	551,082
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	220,134
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	820,800	599,521
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	284,015
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	277,039
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	405,673
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	264,427
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,451,339
	Zheshang Securities Co. Ltd., Class A	533,500	717,472
*	Zhong An Group Ltd.	15,060,600	206,502
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,978,153
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	453,601
	Zhongsheng Group Holdings Ltd.	1,302,500	2,198,651
	Zhongtai Securities Co. Ltd., Class A	1,037,500	944,479
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	19,357
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	151,758
Ω	Zhou Hei Ya International Holdings Co. Ltd.	1,097,000	244,488
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	486,787
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	997,600	2,448,963
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	722,906
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,456,542
TOTAL CHINA			2,444,942,711
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	783,075	2,467,262
	BAC Holding International Corp.	41,257	2,702
	Bancolombia SA, Sponsored ADR	35,059	1,102,956
	Bancolombia SA	57,011	479,633
	Cementos Argos SA	406,897	668,761
	Corp. Financiera Colombiana SA	45,324	192,052
	Grupo Argos SA	1,350,620	4,758,764
	Mineros SA	128,115	63,170
TOTAL COLOMBIA			9,735,300
CZECH REPUBLIC — (0.1%)
	CEZ AS	48,626	1,842,052
	Komercni Banka AS	268,292	8,802,032
Ω	Moneta Money Bank AS	542,815	2,335,997
TOTAL CZECH REPUBLIC			12,980,081
GREECE — (0.5%)
*	Alpha Services & Holdings SA	6,455,447	11,496,295
	Autohellas Tourist & Trading SA	15,960	230,850
	Bank of Greece	50,963	785,802
*	Eurobank Ergasias Services & Holdings SA, Class A	5,441,167	10,487,656
	Fourlis Holdings SA	61,713	270,721
	Helleniq Energy Holdings SA	195,382	1,567,053
	Intracom Holdings SA	276,836	1,119,197
	Motor Oil Hellas Corinth Refineries SA	109,001	2,986,203
	Mytilineos SA	147,367	6,050,804
*	National Bank of Greece SA	1,533,251	11,657,431

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Piraeus Financial Holdings SA	1,766,532	$7,153,972
	Titan Cement International SA	101,687	2,618,522
TOTAL GREECE			56,424,506
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	6,152,000	0
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Properties Investment Holdings Ltd.	3,380,000	33,636
*	Kai Yuan Holdings Ltd.	11,080,000	22,408
††	Untrade.Ch Wood Opti	88,000	1,900
*††	Untrade.Lumena Newmat	1,315,048	0
TOTAL HONG KONG			57,944
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	22,443,987
	OTP Bank Nyrt	45,020	2,086,035
TOTAL HUNGARY			24,530,022
INDIA — (19.6%)
	360 ONE WAM Ltd.	283,350	2,117,189
	Aarti Drugs Ltd.	10,733	67,798
	ACC Ltd.	273,277	8,371,381
*	Aditya Birla Capital Ltd.	2,294,221	4,723,142
	Advanced Enzyme Technologies Ltd.	3,682	16,850
	AGI Greenpac Ltd.	39,925	384,621
	Alembic Ltd.	351,008	396,523
	Alembic Pharmaceuticals Ltd.	110,023	1,281,924
	Allcargo Logistics Ltd.	1,600,297	1,561,353
	Allcargo Terminals Ltd.	406,354	351,865
	Amara Raja Energy & Mobility Ltd.	150,393	1,602,492
	Ambuja Cements Ltd.	1,863,784	12,514,746
	Anant Raj Ltd.	44,114	168,537
	Andhra Sugars Ltd.	128,052	171,406
	Apar Industries Ltd.	9,543	719,901
	Apollo Tyres Ltd.	1,942,429	12,634,028
	Arvind Ltd.	917,465	3,468,370
*	Ashoka Buildcon Ltd.	159,243	347,972
*Ω	Aster DM Healthcare Ltd.	207,797	1,104,970
	Aurobindo Pharma Ltd.	1,248,324	17,326,497
	Avadh Sugar & Energy Ltd.	2,336	17,520
	Avanti Feeds Ltd.	21,703	136,635
	Axis Bank Ltd.	10,198,375	131,092,943
	Bajaj Consumer Care Ltd.	69,062	182,188
*	Bajaj Hindusthan Sugar Ltd.	69,831	26,146
	Bajaj Holdings & Investment Ltd.	183,994	18,496,986
	Balmer Lawrie & Co. Ltd.	400,330	1,371,049
	Balrampur Chini Mills Ltd.	721,069	3,437,107
	Banco Products India Ltd.	54,069	462,790
Ω	Bandhan Bank Ltd.	1,211,428	3,331,546
	Bank of Baroda	4,069,275	12,146,295
	Bank of India	1,033,756	1,725,445
	Bank of Maharashtra	1,853,921	1,231,952
	BEML Ltd.	73,324	3,089,671
	Bhansali Engineering Polymers Ltd.	48,508	62,250
	Bharat Bijlee Ltd.	2,912	184,568
	Bharat Electronics Ltd.	2,639,763	5,923,582
	Bharat Heavy Electricals Ltd.	4,379,773	12,034,454

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Birla Corp. Ltd.	162,296	$2,988,229
	Birlasoft Ltd.	327,053	3,347,049
	Bombay Burmah Trading Co.	25,062	525,869
	Brigade Enterprises Ltd.	36,058	443,423
	BSE Ltd.	35,344	993,267
*	Camlin Fine Sciences Ltd.	47,294	73,568
	Can Fin Homes Ltd.	112,407	1,051,472
	Canara Bank	1,292,841	7,488,038
*	Capacit'e Infraprojects Ltd.	52,067	165,363
	Caplin Point Laboratories Ltd.	7,420	128,802
	Ceat Ltd.	135,827	4,315,976
*	Central Bank of India Ltd.	466,247	322,667
	Century Enka Ltd.	32,855	176,834
	Century Textiles & Industries Ltd.	89,031	1,533,236
	CG Power & Industrial Solutions Ltd.	783,410	4,403,155
	Chambal Fertilisers & Chemicals Ltd.	931,126	4,116,131
*††	Chennai Super Kings Cricket Ltd.	5,080,767	0
	Cholamandalam Financial Holdings Ltd.	421,078	5,970,397
	CIE Automotive India Ltd.	370,717	2,167,459
	Cigniti Technologies Ltd.	4,594	55,479
	Cipla Ltd.	789,429	12,848,926
	City Union Bank Ltd.	1,195,370	2,088,486
Ω	Cochin Shipyard Ltd.	272,708	2,987,637
	Container Corp. of India Ltd.	312,168	3,322,735
	Coromandel International Ltd.	3,673	46,535
	Cosmo First Ltd.	7,049	52,259
*	CSB Bank Ltd.	90,064	416,077
	Cyient Ltd.	125,736	2,989,917
	Dalmia Bharat Ltd.	303,849	8,293,683
	Dalmia Bharat Sugar & Industries Ltd.	29,477	142,768
	DB Corp. Ltd.	129,970	499,680
	DCB Bank Ltd.	991,236	1,649,945
	DCM Shriram Ltd.	216,149	2,694,872
	DCW Ltd.	244,451	202,935
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,306,506
	Delta Corp. Ltd.	336,051	566,682
*	DEN Networks Ltd.	357,048	262,480
	Dhampur Bio Organics Ltd.	79,141	134,719
	Dhampur Sugar Mills Ltd.	164,532	525,004
Ω	Dilip Buildcon Ltd.	17,125	82,550
*	Dish TV India Ltd.	1,175,913	282,402
*	Dishman Carbogen Amcis Ltd.	321,072	747,425
	DLF Ltd.	770,528	7,386,368
	Dr Reddy's Laboratories Ltd., ADR	74,986	5,395,243
	Dr Reddy's Laboratories Ltd.	2,765	203,126
	Dwarikesh Sugar Industries Ltd.	198,396	202,788
	eClerx Services Ltd.	17,658	578,888
	EID Parry India Ltd.	507,826	3,854,470
	Electrosteel Castings Ltd.	905,668	1,898,103
	Engineers India Ltd.	597,063	1,698,730
	EPL Ltd.	116,279	282,768
Ω	Equitas Small Finance Bank Ltd.	325,660	408,421
	Escorts Kubota Ltd.	44,209	1,589,588
	Everest Industries Ltd.	8,915	137,269
	Everest Kanto Cylinder Ltd.	22,567	38,650
	Excel Industries Ltd.	8,306	90,833
	Exide Industries Ltd.	801,069	3,232,501
*	FDC Ltd.	119,390	598,234
	Federal Bank Ltd.	9,464,464	16,775,287

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	FIEM Industries Ltd.	15,956	$460,953
	Filatex India Ltd.	576,966	429,271
	Finolex Cables Ltd.	258,554	3,396,885
	Finolex Industries Ltd.	783,938	2,097,091
	Firstsource Solutions Ltd.	1,586,814	3,904,533
	Force Motors Ltd.	8,527	409,526
	Fortis Healthcare Ltd.	1,023,248	5,323,341
	Gabriel India Ltd.	229,139	1,061,282
	GAIL India Ltd.	9,448,584	19,671,889
	Gateway Distriparks Ltd.	1,300,508	1,752,622
Ω	General Insurance Corp. of India	139,344	630,596
	Genus Power Infrastructures Ltd.	97,038	309,480
	GHCL Ltd.	319,929	2,247,084
*	GHCL Textiles Ltd.	319,929	309,398
	GIC Housing Finance Ltd.	54,860	169,320
	Glenmark Pharmaceuticals Ltd.	864,022	9,427,290
	Godawari Power & Ispat Ltd.	56,804	522,032
	Godfrey Phillips India Ltd.	80,665	2,406,437
*	Godrej Industries Ltd.	12,983	140,740
	Granules India Ltd.	836,076	4,166,113
	Graphite India Ltd.	87,286	569,900
	Grasim Industries Ltd.	960,746	24,991,011
	Grauer & Weil India Ltd.	41,217	77,439
	Great Eastern Shipping Co. Ltd.	503,782	5,993,212
	Greenpanel Industries Ltd.	8,423	40,202
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,167,758
	Gujarat Ambuja Exports Ltd.	302,685	1,414,958
	Gujarat Fluorochemicals Ltd.	67,183	2,965,811
	Gujarat Mineral Development Corp. Ltd.	465,476	2,560,622
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	370,691	3,350,250
	Gujarat Pipavav Port Ltd.	753,876	1,605,082
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	3,948,252
	Gujarat State Petronet Ltd.	1,318,554	5,825,541
*	Hathway Cable & Datacom Ltd.	1,645,904	474,746
	HBL Power Systems Ltd.	107,935	701,385
	HDFC Bank Ltd.	3,628,965	63,822,830
	HEG Ltd.	38,504	818,138
	HeidelbergCement India Ltd.	302,705	844,894
	Heritage Foods Ltd.	26,682	103,310
	Hero MotoCorp Ltd.	272,541	15,167,593
	HFCL Ltd.	1,517,967	1,881,276
	HG Infra Engineering Ltd.	13,314	149,752
	Hikal Ltd.	204,632	739,931
	HIL Ltd.	19,540	701,019
	Himadri Speciality Chemical Ltd.	751,378	3,365,824
*	Himatsingka Seide Ltd.	105,201	211,536
	Hindalco Industries Ltd.	6,397,475	44,563,348
	Hinduja Global Solutions Ltd.	89,011	1,050,789
	Hindustan Aeronautics Ltd.	128,483	4,664,338
	Huhtamaki India Ltd.	14,023	54,531
	ICICI Bank Ltd., Sponsored ADR	3,016,206	73,595,423
	ICICI Bank Ltd.	724,453	8,942,339
*	IDFC First Bank Ltd.	9,777,661	9,895,807
	IDFC Ltd.	3,645,321	5,224,936
	IIFL Finance Ltd.	640,993	4,812,083
	IIFL Securities Ltd.	1,192,468	2,439,855
*	India Cements Ltd.	444,625	1,402,763
	India Glycols Ltd.	71,166	779,230
	India Nippon Electricals Ltd.	6,634	55,662

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indiabulls Housing Finance Ltd.	1,917,170	$5,160,232
	Indian Bank	544,017	3,252,995
*	Indian Overseas Bank	1,190,933	706,364
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	12,813,905
	Indo Count Industries Ltd.	254,848	851,059
	Indoco Remedies Ltd.	9,903	44,679
*	Indus Towers Ltd.	1,391,870	3,734,809
	IndusInd Bank Ltd.	1,591,931	29,459,739
	Infibeam Avenues Ltd.	3,506,551	1,478,438
	Info Edge India Ltd.	75,520	4,578,700
	Insecticides India Ltd.	2,483	18,951
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	492,581
	Ipca Laboratories Ltd.	38,656	521,012
Ω	IRCON International Ltd.	839,889	2,411,013
	ISGEC Heavy Engineering Ltd.	2,418	29,782
	ITD Cementation India Ltd.	283,266	1,102,169
	J Kumar Infraprojects Ltd.	202,447	1,572,293
*	Jagran Prakashan Ltd.	450,732	547,191
	Jai Corp. Ltd.	183,191	824,306
	Jammu & Kashmir Bank Ltd.	1,448,162	2,333,291
	JB Chemicals & Pharmaceuticals Ltd.	35,013	707,416
	Jindal Poly Films Ltd.	54,978	413,166
	Jindal Saw Ltd.	934,025	5,858,001
	Jindal Stainless Ltd.	695,534	4,818,022
	Jindal Steel & Power Ltd.	2,293,278	20,865,891
*	Jio Financial Services Ltd.	10,976,582	32,805,875
	JK Lakshmi Cement Ltd.	235,895	2,659,430
	JK Paper Ltd.	431,544	2,261,056
	JK Tyre & Industries Ltd.	567,910	3,608,113
	JM Financial Ltd.	2,405,311	3,246,210
	JSW Energy Ltd.	1,224,869	7,439,362
	JSW Steel Ltd.	3,977,863	39,040,548
	Jubilant Ingrevia Ltd.	258,072	1,359,880
	Jubilant Pharmova Ltd.	431,530	2,961,189
	Kalpataru Projects International Ltd.	421,283	4,049,943
	Kalyani Steels Ltd.	85,498	623,755
	Karnataka Bank Ltd.	1,019,469	3,129,765
	Karur Vysya Bank Ltd.	2,422,829	5,779,468
	Kaveri Seed Co. Ltd.	89,790	781,498
	KCP Ltd.	60,061	141,737
	KEC International Ltd.	63,501	502,142
*	Kiri Industries Ltd.	1,368	6,720
	Kirloskar Brothers Ltd.	9,242	100,887
	Kirloskar Ferrous Industries Ltd.	22,923	175,983
	Kirloskar Oil Engines Ltd.	295,939	2,508,730
	Kitex Garments Ltd.	28,810	80,687
	KNR Constructions Ltd.	409,486	1,358,528
	Kolte-Patil Developers Ltd.	100,381	618,053
	KPIT Technologies Ltd.	65,192	1,216,134
	KRBL Ltd.	180,644	781,396
	Krsnaa Diagnostics Ltd.	4,378	36,786
	L&T Finance Holdings Ltd.	3,595,365	7,496,687
	Larsen & Toubro Ltd.	1,783,113	74,655,807
	LG Balakrishnan & Bros Ltd.	49,453	767,648
	LIC Housing Finance Ltd.	1,813,830	13,678,842
	LT Foods Ltd.	900,797	2,136,911
	Lumax Auto Technologies Ltd.	34,557	162,008
	Lupin Ltd.	513,981	9,279,638
	LUX Industries Ltd.	3,036	45,666

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Seamless Ltd.	300,155	$3,815,442
	Mahindra & Mahindra Financial Services Ltd.	3,047,362	10,633,406
	Mahindra & Mahindra Ltd.	3,364,090	67,107,796
	Mahindra Lifespace Developers Ltd.	87,495	589,663
	Maithan Alloys Ltd.	15,914	208,433
	Manappuram Finance Ltd.	2,320,125	5,167,041
	Marksans Pharma Ltd.	1,031,306	1,937,393
Ω	MAS Financial Services Ltd.	6,085	73,461
	Max Estates Ltd.	16,842	59,697
	Mayur Uniquoters Ltd.	21,970	150,926
	Meghmani Organics Ltd.	775,716	816,386
	Minda Corp. Ltd.	56,052	279,218
Ω	Mishra Dhatu Nigam Ltd.	21,931	136,364
	MOIL Ltd.	323,328	1,352,257
	Monte Carlo Fashions Ltd.	30,939	258,141
*	Morepen Laboratories Ltd.	305,950	195,138
	Motilal Oswal Financial Services Ltd.	18,528	399,677
	MRF Ltd.	6,366	10,883,857
	Muthoot Finance Ltd.	125,315	2,100,724
	Natco Pharma Ltd.	23,885	248,629
	National Aluminium Co. Ltd.	4,348,995	7,858,732
	National Fertilizers Ltd.	369,527	562,101
	Nava Ltd.	503,416	2,888,965
	Navneet Education Ltd.	86,741	160,856
	NCC Ltd.	2,062,919	5,343,187
	NCL Industries Ltd.	12,157	35,980
	NESCO Ltd.	24,121	251,453
	Neuland Laboratories Ltd.	6,532	507,782
	NIIT Learning Systems Ltd.	437,883	2,455,142
	NIIT Ltd.	437,883	658,196
	Nilkamal Ltd.	35,747	935,027
	NMDC Ltd.	2,443,070	6,472,655
*††	NMDC Steel Ltd.	2,233,783	1,870,415
	NOCIL Ltd.	351,883	1,140,663
	NRB Bearings Ltd.	85,234	352,688
	Nucleus Software Exports Ltd.	23,351	444,713
	Oberoi Realty Ltd.	259,628	4,149,222
*	OnMobile Global Ltd.	27,413	37,173
	Orient Cement Ltd.	636,362	2,170,515
	Oriental Hotels Ltd.	14,714	22,117
	Panama Petrochem Ltd.	52,468	228,907
*Ω	Parag Milk Foods Ltd.	67,277	165,469
*	Patel Engineering Ltd.	699,355	591,170
	PCBL Ltd.	972,932	3,738,985
	Petronet LNG Ltd.	3,739,500	12,109,023
	Piramal Enterprises Ltd.	305,167	3,361,067
*	Piramal Pharma Ltd.	1,687,208	2,926,896
*Ω	PNB Housing Finance Ltd.	286,117	2,694,115
	PNC Infratech Ltd.	378,425	2,079,635
	Polyplex Corp. Ltd.	94,558	1,155,089
	Power Finance Corp. Ltd.	6,354,839	34,001,248
	Power Mech Projects Ltd.	6,909	444,687
*	Prakash Industries Ltd.	444,157	1,111,698
	Prestige Estates Projects Ltd.	579,453	8,773,890
*	Pricol Ltd.	170,669	785,135
	PTC India Financial Services Ltd.	1,159,942	869,380
	PTC India Ltd.	1,090,055	3,155,939
	Punjab National Bank	6,093,734	8,404,256
*Ω	Quess Corp. Ltd.	33,800	205,665

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	886,616	$1,854,474
	Rajesh Exports Ltd.	359,486	1,581,614
	Rallis India Ltd.	368,604	1,176,119
	Ramco Cements Ltd.	124,692	1,525,284
	Ramco Industries Ltd.	78,099	231,370
	Ramkrishna Forgings Ltd.	45,487	418,336
	Rane Holdings Ltd.	1,527	22,708
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	2,105,426
	Raymond Ltd.	166,268	3,553,361
Ω	RBL Bank Ltd.	1,253,163	3,926,930
	REC Ltd.	7,646,370	45,914,539
	Redington Ltd.	3,585,791	7,765,555
*	Redtape Ltd.	93,391	734,377
	Reliance Industries Ltd.	11,159,215	382,954,931
*	Reliance Power Ltd.	8,732,244	3,124,433
	Repco Home Finance Ltd.	193,967	949,278
	Rico Auto Industries Ltd.	124,266	153,027
	RITES Ltd.	59,631	533,611
	RSWM Ltd.	46,984	128,554
	Rupa & Co. Ltd.	14,398	48,081
	Sagar Cements Ltd.	15,384	49,862
	Samvardhana Motherson International Ltd.	5,693,536	7,782,652
*	Sanghi Industries Ltd.	14,900	23,089
	Sanghvi Movers Ltd.	26,527	247,946
	Sarda Energy & Minerals Ltd.	174,620	527,350
	Sasken Technologies Ltd.	7,289	128,055
*	Satin Creditcare Network Ltd.	12,537	39,076
	Savita Oil Technologies Ltd.	15,655	78,317
	Seshasayee Paper & Boards Ltd.	78,768	326,026
Ω	SH Kelkar & Co. Ltd.	56,839	114,905
	Shankara Building Products Ltd.	5,132	47,440
	Sharda Cropchem Ltd.	50,596	241,270
*	Shilpa Medicare Ltd.	2,879	12,669
	Shipping Corp. of India Ltd.	839,608	2,147,949
††	Shipping Corp. of India Ltd.	839,608	102,520
	Shriram Finance Ltd.	877,901	26,139,315
	Siyaram Silk Mills Ltd.	30,146	193,278
	Sobha Ltd.	184,727	3,224,321
	Somany Ceramics Ltd.	6,442	54,947
	South Indian Bank Ltd.	4,961,219	2,072,067
*	Spandana Sphoorty Financial Ltd.	30,589	385,274
*	Star Cement Ltd.	34,342	77,043
	State Bank of India	7,741,976	59,899,935
	State Bank of India, GDR	19,590	1,516,266
	Steel Authority of India Ltd.	4,406,491	6,504,239
	Strides Pharma Science Ltd.	328,728	2,777,000
	Sun Pharmaceutical Industries Ltd.	1,910,692	32,562,643
	Sun TV Network Ltd.	326,890	2,591,417
	Sundaram-Clayton Ltd.	2,169	39,596
*	Sunflag Iron & Steel Co. Ltd.	28,711	82,304
	Sunteck Realty Ltd.	205,062	1,158,032
	Surya Roshni Ltd.	147,734	1,390,397
	Tamil Nadu Newsprint & Papers Ltd.	40,714	156,418
*	TARC Ltd.	263,704	512,782
	Tata Chemicals Ltd.	757,897	9,410,303
	Tata Consumer Products Ltd.	607,939	8,194,195
	Tata Consumer Products Ltd.	94,476	1,273,048
	Tata Metaliks Ltd.	1,879	24,133
	Tata Steel Ltd.	30,487,674	49,923,610

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Steel Ltd.	587,209	$961,313
	TD Power Systems Ltd.	5,892	21,361
	Tech Mahindra Ltd.	167,414	2,674,727
	Techno Electric & Engineering Co. Ltd.	100,353	988,424
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	826,420
	Thirumalai Chemicals Ltd.	144,596	422,494
	Tide Water Oil Co. India Ltd.	12,468	244,483
	Time Technoplast Ltd.	700,810	1,467,224
	Titagarh Rail System Ltd.	44,875	594,311
*	TransIndia Real Estate Ltd.	406,354	273,073
	Transport Corp. of India Ltd.	126,410	1,427,761
	Trident Ltd.	569,558	325,867
	Triveni Engineering & Industries Ltd.	479,523	1,974,452
	Tube Investments of India Ltd.	149,593	7,034,971
	TV Today Network Ltd.	55,663	166,368
*	TV18 Broadcast Ltd.	468,546	355,558
	TVS Holdings Ltd.	2,169	209,462
	TVS Srichakra Ltd.	7,003	373,121
	Uflex Ltd.	194,592	1,089,349
	Ujjivan Financial Services Ltd.	79,056	543,177
*	Unichem Laboratories Ltd.	148,098	840,233
	Union Bank of India Ltd.	911,479	1,533,369
	UPL Ltd.	1,461,061	9,464,228
	Usha Martin Ltd.	422,466	1,904,868
	UTI Asset Management Co. Ltd.	10,556	118,389
*	VA Tech Wabag Ltd.	167,419	1,358,264
	Vardhman Textiles Ltd.	702,522	3,627,741
*Ω	Varroc Engineering Ltd.	47,708	319,707
	Vedanta Ltd.	2,153,141	7,143,940
	Venky's India Ltd.	10,325	244,967
	Vindhya Telelinks Ltd.	23,855	705,641
	Visaka Industries Ltd.	11,915	19,548
	VL E-Governance & IT Solutions Ltd.	9,187	7,932
*	Vodafone Idea Ltd.	4,085,048	701,645
	Voltamp Transformers Ltd.	1,791	174,165
	Welspun Corp. Ltd.	639,903	4,530,414
	Welspun Enterprises Ltd.	422,254	1,807,484
	Welspun Living Ltd.	975,617	1,930,408
	West Coast Paper Mills Ltd.	190,670	1,792,557
	Wipro Ltd.	4,437,387	25,318,372
*	Wockhardt Ltd.	57,359	315,133
*	Yes Bank Ltd.	25,793,358	7,475,389
*	Zee Entertainment Enterprises Ltd.	3,660,922	7,669,323
	Zensar Technologies Ltd.	352,339	2,445,849
*	Zomato Ltd.	7,259,083	12,165,665
	Zydus Lifesciences Ltd.	274,482	2,512,599
	Zydus Wellnes Ltd.	11,732	228,004
TOTAL INDIA			2,112,565,874
INDONESIA — (1.6%)
	ABM Investama Tbk. PT	492,900	106,427
	Ace Hardware Indonesia Tbk. PT	24,117,900	1,298,396
	Adaro Energy Indonesia Tbk. PT	81,977,800	12,430,041
*	Adhi Karya Persero Tbk. PT	6,001,800	107,144
*	Adi Sarana Armada Tbk. PT	3,555,700	163,487
*	Alam Sutera Realty Tbk. PT	39,430,800	405,122
	Aneka Tambang Tbk. PT	21,946,300	2,153,222
	Astra Agro Lestari Tbk. PT	2,837,066	1,241,205

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra International Tbk. PT	76,166,100	$24,680,886
	Astra Otoparts Tbk. PT	869,100	123,253
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	900,200	90,618
*	Bank Capital Indonesia Tbk. PT	15,302,200	126,124
	Bank Mandiri Persero Tbk. PT	38,028,524	16,010,593
	Bank Negara Indonesia Persero Tbk. PT	36,395,082	13,241,091
	Bank OCBC Nisp Tbk. PT	1,752,900	138,279
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,299,355
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,941,684	1,323,580
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	19,489,500	802,368
	Bank Tabungan Negara Persero Tbk. PT	30,459,315	2,517,112
*	Bekasi Fajar Industrial Estate Tbk. PT	13,160,500	110,989
	BISI International Tbk. PT	10,049,400	973,970
	Blue Bird Tbk. PT	497,500	53,633
*	Buana Lintas Lautan Tbk. PT	32,672,400	331,442
*	Bukalapak.com Tbk. PT	43,676,700	530,211
	Bukit Asam Tbk. PT	22,579,100	3,736,717
*	Bumi Resources Minerals Tbk. PT	64,831,900	636,713
*	Bumi Resources Tbk. PT	38,978,000	224,191
*	Bumi Serpong Damai Tbk. PT	17,391,900	1,141,004
	Ciputra Development Tbk. PT	57,557,278	4,568,235
*	City Retail Developments Tbk. PT	1,000,000	8,881
	Dayamitra Telekomunikasi PT	18,287,500	787,643
	Delta Dunia Makmur Tbk. PT	22,233,700	534,680
	Dharma Satya Nusantara Tbk. PT	8,751,700	282,451
	Elang Mahkota Teknologi Tbk. PT	18,047,000	529,696
	Elnusa Tbk. PT	15,056,100	382,844
	Erajaya Swasembada Tbk. PT	47,251,700	1,225,627
*	Gajah Tunggal Tbk. PT	8,135,800	559,579
	Gudang Garam Tbk. PT	1,215,200	1,515,673
*	Harum Energy Tbk. PT	5,847,800	434,557
	Indah Kiat Pulp & Paper Tbk. PT	14,466,400	7,166,115
	Indika Energy Tbk. PT	10,834,900	946,458
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,859,469
	Indocement Tunggal Prakarsa Tbk. PT	2,011,300	1,148,475
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,803,261
	Indomobil Sukses Internasional Tbk. PT	252,400	22,231
*	Integra Indocabinet Tbk. PT	4,584,200	86,533
*	Intiland Development Tbk. PT	16,318,400	198,117
	Japfa Comfeed Indonesia Tbk. PT	29,403,550	1,975,590
	Jaya Real Property Tbk. PT	43,375,300	1,896,550
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,132,757
	KMI Wire & Cable Tbk. PT	10,201,300	214,500
*	Krakatau Steel Persero Tbk. PT	3,578,500	31,999
*	Lippo Cikarang Tbk. PT	2,408,310	100,743
*	Lippo Karawaci Tbk. PT	220,161,662	1,115,778
*	Malindo Feedmill Tbk. PT	6,123,100	192,225
	Medco Energi Internasional Tbk. PT	37,685,532	2,905,985
	Media Nusantara Citra Tbk. PT	34,716,400	786,635
	Metrodata Electronics Tbk. PT	5,280,550	173,845
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	310,650
	Mulia Industrindo Tbk. PT	1,679,400	44,683
*	Multipolar Tbk. PT	10,396,600	44,759
*††	Omni Inovasi Indonesia Tbk. PT	6,628,800	7,877
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,914,600	1,946,139
	Pakuwon Jati Tbk. PT	17,412,800	463,382
*	Panin Financial Tbk. PT	65,059,000	1,063,696
*	Paninvest Tbk. PT	9,027,200	486,329

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,633,584	$943,379
	Puradelta Lestari Tbk. PT	2,516,000	25,645
	Ramayana Lestari Sentosa Tbk. PT	10,387,700	320,987
	Salim Ivomas Pratama Tbk. PT	22,834,800	529,702
	Samator Indo Gas Tbk. PT	22,400	2,180
	Sampoerna Agro Tbk. PT	8,192,041	1,039,028
	Samudera Indonesia Tbk. PT	6,608,800	144,029
*	Sarana Meditama Metropolitan Tbk. PT	563,000	10,986
	Sawit Sumbermas Sarana Tbk. PT	3,884,500	292,815
	Semen Indonesia Persero Tbk. PT	12,398,951	4,869,532
	Siloam International Hospitals Tbk. PT	6,206,900	872,599
	Sinar Mas Agro Resources & Technology Tbk. PT	1,000,800	241,041
*††	Sri Rejeki Isman Tbk. PT	63,289,500	109,794
	Steel Pipe Industry of Indonesia PT	695,900	12,703
	Summarecon Agung Tbk. PT	27,553,100	977,928
	Surya Citra Media Tbk. PT	15,837,500	154,273
	Surya Esa Perkasa Tbk. PT	7,779,200	242,625
*	Surya Semesta Internusa Tbk. PT	25,894,300	671,243
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	120,296
	Timah Tbk. PT	8,826,900	321,486
*††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	10,075
	Triputra Agro Persada PT	1,841,500	65,331
	Tunas Baru Lampung Tbk. PT	20,560,800	864,461
	Unggul Indah Cahaya Tbk. PT	288,335	144,915
	United Tractors Tbk. PT	9,076,600	13,184,733
	Vale Indonesia Tbk. PT	9,453,400	2,318,206
*††	Waskita Beton Precast Tbk. PT	22,419,100	70,979
*††	Waskita Karya Persero Tbk. PT	25,152,582	121,141
	Wijaya Karya Beton Tbk. PT	17,469,600	113,999
*	Wijaya Karya Persero Tbk. PT	17,873,100	271,834
*	Wintermar Offshore Marine Tbk. PT	566,000	13,509
	XL Axiata Tbk. PT	26,698,203	3,921,533
TOTAL INDONESIA			169,954,807
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	2,647,486	1,635,845
*	Agility Public Warehousing Co. KSC	3,332,318	6,285,348
	Ahli United Bank KSCP	66,212	61,798
	Al Ahli Bank of Kuwait KSCP	810,738	664,410
	Al-Eid Food KSC	39,469	25,157
	Arzan Financial Group for Financing & Investment KPSC	2,792,365	2,052,275
*	Asiya Capital Investments Co. KSCP	893,372	138,001
	Boubyan Petrochemicals Co. KSCP	511,442	989,619
	Burgan Bank SAK	1,772,428	1,106,687
	Combined Group Contracting Co. SAK	298,658	423,463
	Gulf Bank KSCP	6,556,694	6,183,549
	Gulf Cables & Electrical Industries Group Co. KSCP	31,100	145,639
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	124,136
	Integrated Holding Co. KCSC	293,266	510,235
	Kuwait Cement Co. KSC	41,414	18,720
	Kuwait Finance House KSCP	492,519	1,236,503
	Kuwait International Bank KSCP	1,401,522	738,363
	Mezzan Holding Co. KSCC	349,569	699,138
	Mobile Telecommunications Co. KSCP	2,624,556	4,489,484
	National Bank of Kuwait SAKP	208,931	665,861
	National Industries Group Holding SAK	2,938,494	2,283,903
	National Investments Co. KSCP	151,444	133,468

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Warba Bank KSCP	2,312,337	$1,421,241
TOTAL KUWAIT			32,032,843
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd.	1,758,700	419,348
#	AFFIN Bank Bhd.	7,873,459	4,375,273
	Alliance Bank Malaysia Bhd.	4,962,800	3,597,255
	Allianz Malaysia Bhd.	93,300	377,280
	AMMB Holdings Bhd.	7,489,062	6,704,962
	Axiata Group Bhd.	344,400	198,431
	Bank Islam Malaysia Bhd.	1,520,407	719,099
	Batu Kawan Bhd.	1,621,150	6,954,567
*	Berjaya Assets Bhd.	604,700	52,219
*	Berjaya Corp. Bhd.	13,034,214	851,853
#*	Berjaya Land Bhd.	5,491,800	475,148
#*	Bumi Armada Bhd.	13,388,700	1,578,197
	Cahya Mata Sarawak Bhd.	2,178,700	482,313
	CB Industrial Product Holding Bhd.	1,285,500	355,874
	CIMB Group Holdings Bhd.	24,930,756	32,837,374
#*	Coastal Contracts Bhd.	18,700	6,595
#	CSC Steel Holdings Bhd.	821,256	216,550
#*	Dagang NeXchange Bhd.	162,900	11,633
	Dayang Enterprise Holdings Bhd.	446,000	192,407
#	DRB-Hicom Bhd.	4,774,600	1,356,156
	Eco World Development Group Bhd.	4,326,900	1,204,486
*	Ekovest Bhd.	7,842,200	915,190
*	Gadang Holdings Bhd.	2,586,100	209,646
#	Gamuda Bhd.	4,983,307	5,317,655
	Genting Bhd.	6,998,500	6,971,984
#	Genting Malaysia Bhd.	7,466,700	4,254,404
	Genting Plantations Bhd.	82,800	111,570
	George Kent Malaysia Bhd.	1,855,600	209,178
	HAP Seng Consolidated Bhd.	324,482	320,102
#*	Hengyuan Refining Co. Bhd.	634,000	413,618
#	Hiap Teck Venture Bhd.	6,230,300	498,058
	Hibiscus Petroleum Bhd.	1,251,400	699,468
	Hong Leong Financial Group Bhd.	1,316,534	4,569,663
	Hong Leong Industries Bhd.	129,100	252,323
	IGB Bhd.	3,022,296	1,512,669
#	IJM Corp. Bhd.	11,730,918	5,539,067
	Insas Bhd.	2,517,100	616,187
#	IOI Properties Group Bhd.	4,986,225	2,275,245
*	Iskandar Waterfront City Bhd.	1,951,300	342,706
#*	JAKS Resources Bhd.	6,225,780	243,496
#	Jaya Tiasa Holdings Bhd.	2,431,633	585,285
	Keck Seng Malaysia Bhd.	732,600	877,909
#*	KNM Group Bhd.	11,856,690	213,686
	Kossan Rubber Industries Bhd.	848,200	367,234
#*	KSL Holdings Bhd.	1,539,351	496,340
#	Kumpulan Fima Bhd.	575,200	226,206
	Land & General Bhd.	11,345,220	300,152
#	LBS Bina Group Bhd.	3,741,134	500,544
#*Ω	Lotte Chemical Titan Holding Bhd.	955,993	242,379
#	Magnum Bhd.	4,548,645	1,058,116
#	Mah Sing Group Bhd.	6,504,762	1,288,521
	Malayan Banking Bhd.	9,453,812	18,491,634
#	Malayan Flour Mills Bhd.	3,257,475	440,108
#	Malaysia Building Society Bhd.	9,653,843	1,495,719
	Malaysian Resources Corp. Bhd.	9,629,347	1,318,500

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Matrix Concepts Holdings Bhd.	1,342,450	$499,168
#	MBM Resources Bhd.	769,903	709,686
	Mega First Corp. Bhd.	387,000	319,825
	MISC Bhd.	3,931,404	6,102,424
	MKH Bhd.	1,882,878	588,289
#	MNRB Holdings Bhd.	1,983,779	570,237
	MPHB Capital Bhd.	178,400	39,417
	Muda Holdings Bhd.	280,700	84,251
*	Muhibbah Engineering M Bhd.	2,526,000	426,333
	Oriental Holdings Bhd.	2,554,379	3,452,920
	OSK Holdings Bhd.	6,539,006	2,103,601
	Pantech Group Holdings Bhd.	2,022,394	416,490
#	Paramount Corp. Bhd.	1,807,455	378,440
#	Petron Malaysia Refining & Marketing Bhd.	247,800	239,533
#*	Pos Malaysia Bhd.	1,777,400	183,799
#	PPB Group Bhd.	1,925,439	5,878,550
	RHB Bank Bhd.	7,433,092	8,793,306
*	Sapura Energy Bhd.	39,709,700	378,955
#	Sarawak Oil Palms Bhd.	1,041,700	607,238
	Sime Darby Bhd.	13,651,000	7,004,143
	Sime Darby Property Bhd.	7,330,900	1,190,603
	SP Setia Bhd. Group	8,294,573	1,572,916
#	Sunway Bhd.	5,036,886	2,849,850
	Suria Capital Holdings Bhd.	793,880	348,853
#	Ta Ann Holdings Bhd.	878,826	686,072
	Tan Chong Motor Holdings Bhd.	658,600	136,325
*	Top Glove Corp. Bhd.	7,889,600	1,548,949
#*	Tropicana Corp. Bhd.	4,993,061	1,328,716
#	TSH Resources Bhd.	278,100	59,923
#	UEM Edgenta Bhd.	1,204,400	257,135
#	UEM Sunrise Bhd.	3,598,745	779,616
	United Malacca Bhd.	902,000	949,044
#	UOA Development Bhd.	9,677,999	3,700,660
*	Velesto Energy Bhd.	14,367,928	786,576
*	Wasco Bhd.	447,780	118,229
#	WCT Holdings Bhd.	4,268,224	489,764
	Yinson Holdings Bhd.	1,012,680	550,215
*	YNH Property Bhd.	2,049,750	286,169
#	YTL Corp. Bhd.	5,935,121	2,926,096
TOTAL MALAYSIA			185,483,898
MEXICO — (3.3%)
#	Alfa SAB de CV, Class A	23,173,117	18,122,195
#	Alpek SAB de CV	1,714,722	1,148,694
Ω	Banco del Bajio SA	1,512,528	5,772,766
*	Cemex SAB de CV	2,064,609	1,711,761
*	Cemex SAB de CV, Sponsored ADR	3,267,721	27,056,725
	Coca-Cola Femsa SAB de CV	653,397	6,209,957
	Consorcio ARA SAB de CV	3,207,049	704,334
*	Controladora AXTEL SAB de CV	23,823,748	268,530
	Corp. Actinver SAB de CV	89,268	77,798
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	1,179,496
#	Cydsa SAB de CV	5,874	6,331
	Dine SAB de CV	993,764	1,674,413
	El Puerto de Liverpool SAB de CV, Class C1	547,480	3,840,296
	Fomento Economico Mexicano SAB de CV	407,748	5,521,531
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,239	11,011,134
	GCC SAB de CV	511,403	5,938,413
	Genomma Lab Internacional SAB de CV, Class B	1,440,259	1,179,052

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	3,252,884	$4,416,808
#	Grupo Carso SAB de CV	2,203,197	20,632,211
	Grupo Comercial Chedraui SA de CV	1,158,672	7,838,026
	Grupo Elektra SAB de CV	6,666	446,905
	Grupo Financiero Banorte SAB de CV, Class O	5,675,553	57,710,171
*	Grupo Financiero Inbursa SAB de CV, Class O	5,823,829	17,216,188
#*	Grupo Gigante SAB de CV	471,076	855,855
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,015,113
	Grupo Mexico SAB de CV, Class B	9,956,499	51,322,696
*	Grupo Pochteca SAB de CV	67,810	28,938
*	Grupo Posadas SAB de CV	93,275	139,819
*	Grupo Simec SAB de CV, Class B	689,708	7,251,521
#	Grupo Televisa SAB, Sponsored ADR	713,059	2,146,308
*Ω	Grupo Traxion SAB de CV	85,118	155,830
*	Hoteles City Express SAB de CV	259,134	82,356
*	Industrias CH SAB de CV, Class B	1,832,423	20,324,176
#*	Industrias Penoles SAB de CV	519,156	6,818,419
*	KUO SAB De CV, Class B	1,904,343	4,868,320
#	La Comer SAB de CV	2,969,128	6,941,737
	Megacable Holdings SAB de CV	1,059,804	2,709,315
*	Minera Frisco SAB de CV, Class A1	11,762,272	2,180,034
*Ω	Nemak SAB de CV	8,607,192	2,105,353
	Orbia Advance Corp. SAB de CV	4,119,110	8,199,210
*	Organizacion Cultiba SAB de CV	157,421	107,697
	Organizacion Soriana SAB de CV, Class B	13,628,251	27,634,196
	Promotora y Operadora de Infraestructura SAB de CV	574,258	5,651,995
#	Regional SAB de CV	70,902	656,188
*	Vista Energy SAB de CV, ADR	3,552	116,363
	Vitro SAB de CV, Class A	927,658	749,176
TOTAL MEXICO			352,744,350
PHILIPPINES — (0.8%)
	ACEN Corp.	1,289,000	97,163
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	16,534,806	3,333,517
	Alsons Consolidated Resources, Inc.	1,425,000	13,726
	Apex Mining Co., Inc.	2,152,000	111,040
*	Atlas Consolidated Mining & Development Corp.	4,214,600	250,610
	Ayala Corp.	248,260	2,991,327
	Ayala Land, Inc.	1,074,900	649,568
	Bank of the Philippine Islands	2,541,832	4,980,903
	BDO Unibank, Inc.	4,347,507	11,191,735
	Belle Corp.	4,041,000	84,685
*Ω	CEMEX Holdings Philippines, Inc.	159,480	2,594
	China Banking Corp.	7,846,432	4,406,154
*	Converge Information & Communications Technology Solutions, Inc.	319,200	52,522
	Cosco Capital, Inc.	13,204,600	1,180,049
	DMCI Holdings, Inc.	10,223,900	1,951,824
	East West Banking Corp.	2,667,000	415,174
	Filinvest Development Corp.	384,400	38,086
	Filinvest Land, Inc.	73,198,031	896,943
	First Philippine Holdings Corp.	3,175,100	3,648,363
	Global Ferronickel Holdings, Inc.	9,391,116	338,229
	Globe Telecom, Inc.	1,225	37,821
	GT Capital Holdings, Inc.	140,197	1,658,356
*	Integrated Micro-Electronics, Inc.	2,128,500	94,454
	JG Summit Holdings, Inc.	10,002,357	6,805,819
	LT Group, Inc.	9,164,300	1,546,118
	Megaworld Corp.	46,669,300	1,622,580

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metropolitan Bank & Trust Co.	8,096,682	$8,201,465
	Petron Corp.	14,705,900	881,650
*††	Philcomsat Holdings Corp.	497,957	706,754
	Philex Mining Corp.	4,703,000	259,491
*	Philippine National Bank	3,173,985	1,052,324
*††	Philippine National Construction Corp.	398,900	6,512
	Philippine Savings Bank	1,950,769	1,934,984
*††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	96,278
	Premium Leisure Corp.	6,804,000	84,542
	Puregold Price Club, Inc.	955,500	471,598
	RFM Corp.	762,400	39,357
	Rizal Commercial Banking Corp.	4,608,906	1,880,747
	Robinsons Land Corp.	12,002,708	3,408,987
	Robinsons Retail Holdings, Inc.	799,160	500,521
	San Miguel Corp.	4,808,616	9,226,676
	Security Bank Corp.	1,430,944	1,805,884
*	Shell Pilipinas Corp.	112,730	21,595
*	Top Frontier Investment Holdings, Inc.	526,832	894,193
	Union Bank of the Philippines	8,738,130	6,937,621
	Vista Land & Lifescapes, Inc.	46,966,968	1,467,256
TOTAL PHILIPPINES			88,277,795
POLAND — (1.0%)
*	Agora SA	230,402	649,599
*	Alior Bank SA	411,707	7,743,731
*	Amica SA	9,232	178,864
	Arctic Paper SA	10,901	59,585
	Asseco Poland SA	99,712	1,816,387
	Bank Handlowy w Warszawie SA	6,385	164,705
*	Bank Millennium SA	1,211,093	2,535,610
	Bank Polska Kasa Opieki SA	243,835	9,379,379
	Boryszew SA	290,767	426,078
	Cognor Holding SA	28,557	53,919
#*	Cyfrowy Polsat SA	660,904	1,789,040
	Develia SA	1,319,951	1,628,041
*	Enea SA	969,349	2,304,915
*	Grenevia SA	115,828	87,686
*	Grupa Azoty SA	14,197	84,710
*	Jastrzebska Spolka Weglowa SA	302,503	3,258,336
	KGHM Polska Miedz SA	501,152	13,962,413
#	Lubelski Wegiel Bogdanka SA	30,951	265,085
*	mBank SA	18,455	2,453,104
	ORLEN SA	2,546,885	39,712,126
*	PGE Polska Grupa Energetyczna SA	3,192,964	6,723,572
*	PKP Cargo SA	139,836	488,773
	Powszechna Kasa Oszczednosci Bank Polski SA	77,411	982,193
	Santander Bank Polska SA	8,183	991,110
	Stalexport Autostrady SA	176,122	132,906
*	Tauron Polska Energia SA	5,387,092	4,924,434
TOTAL POLAND			102,796,301
QATAR — (0.7%)
	Aamal Co.	6,986,392	1,659,213
	Al Khaleej Takaful Group QSC	527,353	409,725
	Alijarah Holding Co. QPSC	1,772,718	373,964
*	Baladna	4,629,466	1,421,279
	Barwa Real Estate Co.	7,356,631	5,816,111

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	7,844,336	$11,299,845
	Doha Bank QPSC	7,905,225	3,695,805
	Doha Insurance Co. QSC	63,045	44,150
*	Estithmar Holding QPSC	1,090,993	591,529
	Gulf International Services QSC	6,208,441	4,798,063
	Gulf Warehousing Co.	907,020	808,782
*	Lesha Bank LLC	955,697	334,180
	Masraf Al Rayan QSC	16,416,281	10,588,113
*	Mazaya Real Estate Development QPSC	2,581,341	478,530
	Medicare Group	121,221	160,953
	Mesaieed Petrochemical Holding Co.	10,110,443	4,661,050
	Ooredoo QPSC	3,550,263	10,421,828
	Qatar Aluminum Manufacturing Co.	1,709,059	599,880
	Qatar Fuel QSC	456,018	1,964,042
	Qatar Gas Transport Co. Ltd.	762,176	726,090
	Qatar Industrial Manufacturing Co. QSC	47,636	38,521
*	Qatar Insurance Co. SAQ	3,130,088	1,964,919
	Qatar National Cement Co. QSC	601,897	704,231
	Qatar Navigation QSC	2,072,565	5,879,578
*	Salam International Investment Ltd. QSC	5,655,065	1,003,177
	United Development Co. QSC	8,973,077	2,557,462
	Vodafone Qatar QSC	6,909,666	3,599,695
TOTAL QATAR			76,600,715
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	9,648,397	0
*††	Lukoil PJSC, Sponsored ADR	919,241	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
*††	RusHydro PJSC, ADR	4,402,355	0
*††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
*††	VTB Bank PJSC, GDR	5,107,496	0
SAUDI ARABIA — (3.8%)
	Al Babtain Power & Telecommunication Co.	224,875	1,722,740
*	Al Hassan Ghazi Ibrahim Shaker Co.	86,701	685,913
	Al Jouf Agricultural Development Co.	2,340	29,916
*	Al Jouf Cement Co.	372,442	1,170,300
*	Al Khaleej Training & Education Co.	51,934	397,768
*	AlAbdullatif Industrial Investment Co.	56,817	238,939
*	Al-Etihad Cooperative Insurance Co.	141,782	709,111
*	AlJazira Takaful Ta'awuni Co.	248,550	1,117,202
*	Allianz Saudi Fransi Cooperative Insurance Co.	142,496	706,736
*	Alujain Corp.	65,229	718,418
	Amlak International Finance Co.	4,912	17,632
	Arab National Bank	2,578,177	17,143,224
*	Arabia Insurance Cooperative Co.	41,037	161,432
	Arabian Cement Co.	362,707	3,003,867
*	Arabian Shield Cooperative Insurance Co.	58,132	288,021
	Arriyadh Development Co.	190,908	1,113,822
	Astra Industrial Group	43,645	1,500,437
*	Bank Al-Jazira	2,384,992	12,814,188
	Banque Saudi Fransi	2,087,184	22,197,673
	Basic Chemical Industries Ltd.	70,641	609,055
*	Buruj Cooperative Insurance Co.	28,096	159,699
	City Cement Co.	442,898	2,075,324
*	Dar Al Arkan Real Estate Development Co.	2,840,916	9,818,721
	Eastern Province Cement Co.	299,249	2,841,153
*	Emaar Economic City	1,646,410	3,486,787
	Etihad Etisalat Co.	1,699,564	23,620,716

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Gulf Insurance Group	137,020	$1,185,989
*	Gulf Union Cooperative Insurance Co.	25,619	102,882
	Hail Cement Co.	324,890	995,477
*	Jazan Development & Investment Co.	150,160	567,353
	L'Azurde Co. for Jewelry	78,801	302,720
*	Methanol Chemicals Co.	197,004	973,832
	Middle East Paper Co.	5,207	52,229
*	Middle East Specialized Cables Co.	63,395	340,370
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	9,146,577
	Najran Cement Co.	511,632	1,409,950
	National Co. for Glass Industries	59,152	640,002
*	National Gypsum	29,938	183,548
*	National Industrialization Co., Class C	1,363,613	4,245,769
	Nayifat Finance Co.	58,764	220,115
	Northern Region Cement Co.	616,161	1,646,015
*	Rabigh Refining & Petrochemical Co.	1,245,042	3,028,417
	Riyad Bank	1,706,831	12,882,003
	Sahara International Petrochemical Co.	2,042,882	17,105,028
*	Saudi Arabian Cooperative Insurance Co.	7,738	32,511
	Saudi Awwal Bank	3,626,184	34,642,230
	Saudi Basic Industries Corp.	3,514,324	72,850,505
	Saudi Ceramic Co.	238,987	1,664,290
	Saudi Chemical Co. Holding	2,391,026	2,946,944
	Saudi Industrial Investment Group	1,292,424	6,983,893
	Saudi Investment Bank	1,570,203	6,520,074
*	Saudi Kayan Petrochemical Co.	3,679,695	8,988,710
	Saudi Marketing Co.	126,504	835,241
	Saudi National Bank	7,722,754	83,402,102
*	Saudi Reinsurance Co.	85,898	525,626
	Savola Group	385,639	4,619,357
*	Seera Group Holding	807,306	6,366,016
	SHL Finance Co.	3,598	16,296
*	Sinad Holding Co.	325,315	1,092,805
	Southern Province Cement Co.	1,815	18,716
	Sustained Infrastructure Holding Co.	279,157	2,294,289
*	Tabuk Cement Co.	313,915	1,087,619
	Taiba Investments Co.	271,990	2,069,596
*	Umm Al-Qura Cement Co.	168,465	708,178
	United International Transportation Co.	11,115	245,656
*	Walaa Cooperative Insurance Co.	38,693	206,498
	Yamama Cement Co.	702,169	5,684,824
	Yanbu Cement Co.	24,646	200,337
	Yanbu National Petrochemical Co.	704,988	7,210,561
*	Zamil Industrial Investment Co.	83,603	571,927
TOTAL SAUDI ARABIA			415,161,871
SOUTH AFRICA — (2.6%)
	Absa Group Ltd.	3,522,789	30,759,294
	Adcock Ingram Holdings Ltd.	30,875	92,551
	Advtech Ltd.	74,600	107,128
	AECI Ltd.	658,150	3,545,680
	African Rainbow Minerals Ltd.	437,628	4,322,875
	Alexander Forbes Group Holdings Ltd.	2,153,728	732,196
	Altron Ltd., Class A	134,145	71,365
	Anglo American Platinum Ltd.	1,343	56,858
	Aspen Pharmacare Holdings Ltd.	1,214,818	12,557,118
	Astral Foods Ltd.	172,392	1,453,744
	Barloworld Ltd.	1,191,390	4,754,119
*	Blue Label Telecoms Ltd.	2,430,088	453,963

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Brait PLC	5,322,564	$520,945
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	726,789
	DataTec Ltd.	3,937,698	8,618,374
	Discovery Ltd.	258,519	1,911,183
	DRDGOLD Ltd.	668,240	523,158
	Exxaro Resources Ltd.	980,241	9,765,773
	Foschini Group Ltd.	833,651	5,047,594
	Gold Fields Ltd., Sponsored ADR	235,741	3,488,967
	Grindrod Ltd.	96,907	63,107
	Harmony Gold Mining Co. Ltd.	573,795	3,586,643
	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	1,720,046
	Hudaco Industries Ltd.	161,173	1,367,404
	Impala Platinum Holdings Ltd.	4,052,034	15,728,587
	Investec Ltd.	818,663	5,402,258
*	KAP Ltd.	8,797,399	1,047,636
	Lewis Group Ltd.	831,398	1,888,617
	Life Healthcare Group Holdings Ltd.	2,852,365	2,819,144
	Merafe Resources Ltd.	8,130,071	580,238
*	Metair Investments Ltd.	1,108,694	864,061
	Momentum Metropolitan Holdings	5,966,572	6,664,879
	Motus Holdings Ltd.	479,895	2,683,510
	Mpact Ltd.	1,846,736	2,904,129
	MTN Group Ltd.	2,454,664	12,485,997
	Nedbank Group Ltd.	1,692,722	19,653,364
	Oceana Group Ltd.	184,241	710,726
	Old Mutual Ltd.	17,844,453	11,875,139
	Omnia Holdings Ltd.	1,060,632	3,663,652
#Ω	Pepkor Holdings Ltd.	5,847,089	6,012,369
*	PPC Ltd.	6,609,462	1,274,627
	Raubex Group Ltd.	1,274,623	2,029,315
*	RCL Foods Ltd.	159,113	75,104
	Reunert Ltd.	774,613	2,486,436
	RFG Holdings Ltd.	23,326	16,775
	Sappi Ltd.	3,181,243	7,576,424
	Sasol Ltd.	2,278,774	19,792,763
	Sibanye Stillwater Ltd.	5,264,531	6,344,488
#	Sibanye Stillwater Ltd., ADR	1,276,695	6,179,204
	Standard Bank Group Ltd.	2,809,953	29,913,687
	Super Group Ltd.	2,297,774	3,435,259
*	Telkom SA SOC Ltd.	1,534,994	2,309,342
	Thungela Resources Ltd.	120,533	771,534
*	Trencor Ltd.	1,135,741	427,041
*	Wilson Bayly Holmes-Ovcon Ltd.	272,559	1,897,306
*	Zeda Ltd.	1,219,983	828,696
TOTAL SOUTH AFRICA			276,589,181
SOUTH KOREA — (12.4%)
*	Advanced Process Systems Corp.	24,660	392,274
	Aekyung Chemical Co. Ltd.	9,195	86,541
*	Aekyung Industrial Co. Ltd.	3,607	43,944
*	Agabang&Company	17,128	66,768
*	AJ Networks Co. Ltd.	64,478	232,740
*	Ajin Industrial Co. Ltd.	191,527	594,105
*	AK Holdings, Inc.	12,344	148,419
*	ALUKO Co. Ltd.	23,517	59,505
*	Amorepacific Group	71,293	1,310,049
*	Amotech Co. Ltd.	2,225	12,785
#*	Ananti, Inc.	179,440	818,414
	Asia Cement Co. Ltd.	83,810	660,864

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ASIA Holdings Co. Ltd.	4,097	$585,887
	Asia Paper Manufacturing Co. Ltd.	25,121	805,474
*	AUK Corp.	106,188	188,688
*	Aurora World Corp.	19,282	101,595
	Baiksan Co. Ltd.	20,173	149,618
*	Barunson Entertainment & Arts Corp.	76,043	38,766
*	BGF Co. Ltd.	108,329	304,879
*	BGFecomaterials Co. Ltd.	12,553	44,044
*	BH Co. Ltd.	86,497	1,177,840
*	Binggrae Co. Ltd.	16,745	659,147
*	BioSmart Co. Ltd.	54,215	132,404
*	Bixolon Co. Ltd.	27,536	112,587
	BNK Financial Group, Inc.	944,501	5,312,144
*	Bookook Securities Co. Ltd.	20,358	367,144
*	BYC Co. Ltd.	752	232,942
*	Byucksan Corp.	196,118	363,323
*	ChinHung International, Inc.	17,489	13,589
	Chinyang Holdings Corp.	83,349	195,240
#*	Chongkundang Holdings Corp.	7,592	342,465
*††	Chorokbaem Media Co. Ltd.	33,099	100,439
*	CJ CGV Co. Ltd.	214,735	886,062
	CJ CheilJedang Corp.	39,967	8,727,603
*	CJ Corp.	69,573	4,886,710
*	CJ ENM Co. Ltd.	45,169	2,412,781
*	CJ Freshway Corp.	2,997	54,914
*	CJ Logistics Corp.	25,997	2,645,666
	Com2uSCorp	12,667	431,765
*	Comtec Systems Co. Ltd.	330,288	186,172
*	CR Holdings Co. Ltd.	158,162	681,867
*	Cuckoo Holdings Co. Ltd.	5,600	66,439
*	Cuckoo Homesys Co. Ltd.	5,966	89,578
*	Dae Hyun Co. Ltd.	150,199	221,114
*	Dae Won Kang Up Co. Ltd.	215,821	834,640
*††	Dae Yu Co. Ltd.	22,377	14,469
#*	Daechang Co. Ltd.	214,972	215,791
*	Daechang Forging Co. Ltd.	23,600	101,992
*	Daedong Corp.	67,756	747,873
*	Daehan Flour Mill Co. Ltd.	5,781	568,572
*	Daehan Steel Co. Ltd.	69,851	685,509
#*	Daesang Corp.	116,435	1,620,582
*	Daesang Holdings Co. Ltd.	69,236	507,385
*	Daesung Industrial Co. Ltd.	21,995	63,416
*	Daewon Pharmaceutical Co. Ltd.	2,539	27,791
*	Daewon San Up Co. Ltd.	61,406	280,873
*	Daewoo Engineering & Construction Co. Ltd.	1,012,907	2,978,727
*	Daewoong Co. Ltd.	25,220	438,509
*	Dahaam E-Tec Co. Ltd.	3,535	17,333
#*	Daihan Pharmaceutical Co. Ltd.	14,428	304,038
*	Daishin Securities Co. Ltd.	167,158	1,930,727
*	Daol Investment & Securities Co. Ltd.	180,886	487,384
*	Daou Data Corp.	17,225	185,792
*	Daou Technology, Inc.	131,192	1,952,334
*	Dasan Networks, Inc.	12,426	37,640
*	DB Financial Investment Co. Ltd.	171,696	505,622
*	DB Insurance Co. Ltd.	156,903	10,350,232
*	DB, Inc.	78,473	93,707
*	Deutsch Motors, Inc.	76,569	280,864
*	Device ENG Co. Ltd.	2,161	23,557
*	DGB Financial Group, Inc.	872,289	5,886,051

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DI Dong Il Corp.	25,485	$520,666
*	Display Tech Co. Ltd.	36,701	141,520
*	DL Construction Co. Ltd.	7,274	81,605
*	DL E&C Co. Ltd.	220,049	6,844,389
#*	DL Holdings Co. Ltd.	67,601	2,844,751
*	DMS Co. Ltd.	63,859	298,529
	DN Automotive Corp.	6,762	438,645
*	Dong A Eltek Co. Ltd.	36,986	197,599
	Dong-A Socio Holdings Co. Ltd.	7,710	616,551
*	Dong-A ST Co. Ltd.	1,635	83,381
*	Dong-Ah Geological Engineering Co. Ltd.	2,390	25,826
*	Dongbang Transport Logistics Co. Ltd.	26,070	44,337
*	Dongbu Corp.	36,803	146,706
*	Dongkuk CM Co. Ltd.	108,073	535,053
*	Dongkuk Holdings Co. Ltd.	62,797	351,054
*	Dongkuk Industries Co. Ltd.	55,343	203,988
*	Dongkuk Steel Mill Co. Ltd.	186,823	1,590,932
*	Dongsung Chemical Co. Ltd.	156,397	520,329
*	Dongwha Pharm Co. Ltd.	58,903	425,486
*	Dongwon Development Co. Ltd.	210,419	477,650
*	Dongwon F&B Co. Ltd.	16,192	398,928
*	Dongwon Industries Co. Ltd.	13,520	376,944
*	Dongyang E&P, Inc.	28,974	401,342
	Doosan Bobcat, Inc.	233,044	8,875,253
*	Doosan Co. Ltd.	30,586	2,068,230
*	DoubleUGames Co. Ltd.	30,616	962,837
*	Dreamtech Co. Ltd.	5,346	46,534
*	Duksan Hi-Metal Co. Ltd.	31,358	164,323
*	DY Corp.	89,127	373,943
*	DY POWER Corp.	23,114	217,656
*	Eagon Industrial Ltd.	37,684	177,044
*	Easy Holdings Co. Ltd.	239,082	511,500
*	EBEST Investment & Securities Co. Ltd.	3,604	11,535
*††	Eco Volt Co. Ltd.	44,453	33,821
*	Ecoplastic Corp.	45,007	150,040
*	Elentec Co. Ltd.	7,484	52,123
*	E-MART, Inc.	60,575	3,524,602
*	ENF Technology Co. Ltd.	11,289	196,094
*	Estechpharma Co. Ltd.	22,481	109,160
#*	Eugene Corp.	279,760	716,639
*	Eugene Investment & Securities Co. Ltd.	266,659	768,897
*	Eusu Holdings Co. Ltd.	64,565	292,649
	Fila Holdings Corp.	78,387	2,387,980
*	Fursys, Inc.	20,360	467,119
*	GAEASOFT	9,468	60,037
*	Gaon Cable Co. Ltd.	15,587	260,750
*	Gemvaxlink Co. Ltd.	117,017	124,092
*	Geumhwa PSC Co. Ltd.	976	18,695
*	Global Standard Technology Co. Ltd.	8,196	202,161
*	GOLFZON Co. Ltd.	1,848	110,750
*	Golfzon Newdin Holdings Co. Ltd.	120,468	335,242
*	Gradiant Corp.	7,253	71,918
*	Green Cross Corp.	622	50,224
*	Green Cross Holdings Corp.	8,748	96,846
#*	GS Engineering & Construction Corp.	205,108	2,312,350
*	GS Global Corp.	240,697	462,337
*	GS Holdings Corp.	249,541	8,653,915
*	GS Retail Co. Ltd.	146,009	2,436,790
*	Gwangju Shinsegae Co. Ltd.	19,015	435,161

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Haitai Confectionery & Foods Co. Ltd.	12,558	$50,151
	Hana Financial Group, Inc.	1,106,230	39,555,940
*	Hancom, Inc.	1,136	20,718
*	Handok, Inc.	19,195	196,936
#*	Handsome Co. Ltd.	77,889	1,086,967
	Hanil Cement Co. Ltd.	3,609	32,516
	Hanil Holdings Co. Ltd.	81,808	689,497
*	Hanjin Transportation Co. Ltd.	45,583	821,688
*	Hankook Tire & Technology Co. Ltd.	261,350	10,002,938
*	HanmiGlobal Co. Ltd.	10,582	148,526
	Hansae Co. Ltd.	2,721	41,768
*	Hanshin Construction Co. Ltd.	31,766	175,168
*	Hansol Holdings Co. Ltd.	183,549	394,191
*	Hansol HomeDeco Co. Ltd.	394,971	236,908
	Hansol Paper Co. Ltd.	82,232	659,325
*	Hansol Technics Co. Ltd.	152,097	763,646
*	Hanwha Corp.	155,940	3,173,080
*	Hanwha Galleria Corp.	338,132	341,562
*	Hanwha General Insurance Co. Ltd.	85,465	278,593
*	Hanwha Investment & Securities Co. Ltd.	574,779	1,595,102
*	Hanwha Life Insurance Co. Ltd.	1,280,122	2,906,072
#*	Hanwha Solutions Corp.	323,200	8,029,127
*	Hanyang Eng Co. Ltd.	53,693	657,464
*	Hanyang Securities Co. Ltd.	48,595	345,314
*	Harim Holdings Co. Ltd.	217,823	1,224,130
*	HB Technology Co. Ltd.	115,909	182,341
	HD Hyundai Co. Ltd.	176,492	9,406,964
*	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,561,276
*	HD Hyundai Energy Solutions Co. Ltd.	6,156	109,152
*	HD Hyundai Infracore Co. Ltd.	395,193	2,278,616
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	129,727	11,006,886
*	HDC Holdings Co. Ltd.	22,409	122,668
#*	HDC Hyundai Development Co-Engineering & Construction, Class E	137,571	1,841,782
*	HDC Hyundai Engineering Plastics Co. Ltd.	57,544	186,959
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	205,436
*	Hitejinro Holdings Co. Ltd.	41,023	263,052
*	HL D&I Halla Corp.	124,417	192,873
*	HL Holdings Corp.	32,020	798,010
*	HL Mando Co. Ltd.	97,161	2,550,550
*	HMM Co. Ltd.	1,009,695	14,511,731
*	HS Industries Co. Ltd.	25,835	64,853
*	Huneed Technologies	2,929	13,851
	Huons Global Co. Ltd.	20,147	337,153
*	Husteel Co. Ltd.	26,633	100,214
*	Huvis Corp.	51,005	147,147
*	Hwa Shin Co. Ltd.	33,037	285,006
*	Hwangkum Steel & Technology Co. Ltd.	48,647	266,175
*	Hwaseung Enterprise Co. Ltd.	14,896	85,357
*	HwaSung Industrial Co. Ltd.	34,966	278,027
*	Hy-Lok Corp.	39,093	728,002
*	Hyosung Corp.	24,558	1,154,932
*	Hyosung TNC Corp.	1,814	407,992
*	Hyundai BNG Steel Co. Ltd.	37,084	480,210
*	Hyundai Corp.	35,993	492,885
*	Hyundai Corp. Holdings, Inc.	31,933	254,959
*	Hyundai Department Store Co. Ltd.	70,386	2,830,376
*	Hyundai Engineering & Construction Co. Ltd.	257,439	6,662,750
*	Hyundai Futurenet Co. Ltd.	104,556	245,638
*	Hyundai GF Holdings	472,107	1,452,817

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Glovis Co. Ltd.	65,645	$8,595,726
*	Hyundai Green Food	9,841	86,542
*	Hyundai Home Shopping Network Corp.	31,018	1,037,484
*	Hyundai Livart Furniture Co. Ltd.	68,316	393,416
*	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	6,049,012
	Hyundai Mobis Co. Ltd.	146,327	22,937,266
	Hyundai Motor Co.	482,676	70,205,345
*	Hyundai Motor Securities Co. Ltd.	109,849	714,613
*	Hyundai Steel Co.	347,546	8,703,101
#*	Hyundai Wia Corp.	71,583	3,112,267
*	HyVision System, Inc.	14,112	256,422
*	IDIS Holdings Co. Ltd.	25,924	219,305
*	Iljin Electric Co. Ltd.	40,625	340,903
*	Iljin Holdings Co. Ltd.	91,947	254,336
*	Ilshin Spinning Co. Ltd.	78,231	527,288
*	Ilsung Pharmaceuticals Co. Ltd.	29,215	504,229
	iMarketKorea, Inc.	88,543	546,011
*	Industrial Bank of Korea	1,115,796	10,468,862
	Innocean Worldwide, Inc.	55,573	903,476
	INTOPS Co. Ltd.	41,391	888,633
*	Inzi Controls Co. Ltd.	8,200	45,038
*	IS Dongseo Co. Ltd.	61,006	1,161,116
*	JASTECH Ltd.	17,210	115,231
	JB Financial Group Co. Ltd.	558,592	4,792,987
*	JC Chemical Co. Ltd.	31,523	158,330
*	Jinsung T.E.C.	10,204	74,404
	JS Corp.	1,463	20,550
#*	Kakao Games Corp.	44,945	821,124
*	Kangnam Jevisco Co. Ltd.	19,813	288,694
*	Kangwon Land, Inc.	162,010	1,817,685
*	KAON Group Co. Ltd.	13,748	54,861
#	KB Financial Group, Inc., ADR	1,844,982	77,987,389
*	KC Co. Ltd.	39,745	631,075
*	KC Tech Co. Ltd.	11,768	251,644
	KCC Corp.	16,239	2,990,911
	KCC Glass Corp.	59,922	1,786,390
*	KCTC	7,171	21,559
*	KEPCO Plant Service & Engineering Co. Ltd.	16,679	423,724
	KG Chemical Corp.	78,026	372,506
	KG Eco Technology Service Co. Ltd.	24,292	193,141
*††	KG Mobility Co.	19,018	109,595
#	Kginicis Co. Ltd.	23,242	212,113
	KGMobilians Co. Ltd.	15,820	60,824
*	KH Vatec Co. Ltd.	5,399	51,772
*	Kia Corp.	1,118,017	85,876,065
*	KISCO Corp.	58,802	297,814
*	KISCO Holdings Co. Ltd.	32,652	614,377
*	KISWIRE Ltd.	58,470	916,730
#*	KIWOOM Securities Co. Ltd.	76,502	5,529,548
*	Kolmar Korea Holdings Co. Ltd.	16,821	95,287
*	Kolon Corp.	38,037	481,703
	Kolon Global Corp.	20,943	147,964
*	Kolon Industries, Inc.	94,021	2,860,014
*	Kolon Mobility Group Corp.	75,401	211,696
*	Kolon Plastic, Inc.	3,558	19,046
*	Komelon Corp.	29,152	189,492
*	Kook Soon Dang Brewery Co. Ltd.	21,005	97,068
*	Korea Alcohol Industrial Co. Ltd.	70,875	600,094
*	Korea Asset In Trust Co. Ltd.	256,587	620,219

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Circuit Co. Ltd.	29,784	$398,253
	Korea Electric Terminal Co. Ltd.	30,397	1,580,215
*	Korea Export Packaging Industrial Co. Ltd.	18,130	39,925
*	Korea Investment Holdings Co. Ltd.	146,899	6,745,043
*	Korea Line Corp.	871,544	1,317,361
*	Korea Movenex Co. Ltd.	128,248	614,567
*	Korea Petrochemical Ind Co. Ltd.	13,192	1,310,249
*	Korea Real Estate Investment & Trust Co. Ltd.	659,766	529,167
*	Korea United Pharm, Inc.	12,896	236,383
	Korea Zinc Co. Ltd.	7,064	2,502,492
*	Korean Air Lines Co. Ltd.	486,053	8,171,970
*	Korean Reinsurance Co.	654,643	3,705,176
*	Kortek Corp.	52,428	254,577
	KPX Chemical Co. Ltd.	12,798	414,567
*	KSS LINE Ltd.	82,545	584,104
	KT Skylife Co. Ltd.	103,905	438,402
	KT&G Corp.	11,438	776,803
*	KTCS Corp.	33,683	94,136
*	Ktis Corp.	133,157	291,247
*	Kukdo Chemical Co. Ltd.	3,183	93,844
*	Kukdong Oil & Chemicals Co. Ltd.	26,930	77,132
*	Kumho HT, Inc.	168,166	78,505
*	Kumho Petrochemical Co. Ltd.	50,295	4,689,917
*	Kumho Tire Co., Inc.	344,175	1,521,009
*	KUMHOE&C Co. Ltd.	7,074	27,573
*	Kumkang Kind Co. Ltd.	96,105	426,077
*	Kwang Dong Pharmaceutical Co. Ltd.	92,679	502,991
*	KX Hitech Co. Ltd.	81,334	81,061
*	Kyeryong Construction Industrial Co. Ltd.	39,211	423,263
*	Kyobo Securities Co. Ltd.	108,288	401,759
*	Kyung Dong Navien Co. Ltd.	10,308	362,016
*	Kyungbang Co. Ltd.	61,163	391,663
*	LB Semicon, Inc.	20,582	119,031
*	LEADCORP, Inc.	81,748	353,255
*	LF Corp.	98,637	966,287
	LG Chem Ltd.	90,748	29,428,200
*	LG Corp.	286,875	17,615,132
#*	LG Display Co. Ltd., ADR	2,556,527	11,018,631
	LG Electronics, Inc.	538,144	37,510,940
	LG H&H Co. Ltd.	12,832	2,908,373
	LG HelloVision Co. Ltd.	149,834	419,225
	LG Innotek Co. Ltd.	32,285	4,604,680
	LG Uplus Corp.	1,141,523	8,739,817
*	Lotte Chemical Corp.	58,547	5,726,815
*	Lotte Chilsung Beverage Co. Ltd.	12,127	1,245,396
*	Lotte Corp.	93,211	2,024,705
*	Lotte Data Communication Co.	891	30,845
	Lotte Energy Materials Corp.	7,556	177,586
*	LOTTE Fine Chemical Co. Ltd.	84,305	3,136,754
*	LOTTE Himart Co. Ltd.	38,788	293,271
*	Lotte Non-Life Insurance Co. Ltd.	332,180	628,643
*	Lotte Rental Co. Ltd.	10,200	203,456
*	Lotte Shopping Co. Ltd.	38,263	2,352,498
*	Lotte Wellfood Co. Ltd.	8,405	799,719
*	LS Corp.	63,826	4,341,980
*	Lumens Co. Ltd.	190,857	172,462
*	LVMC Holdings	287,236	509,952
	LX Hausys Ltd.	28,062	814,201
*	LX Holdings Corp.	153,703	806,783

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LX International Corp.	149,044	$3,133,803
*	Maeil Dairies Co. Ltd.	7,246	218,521
*	ME2ON Co. Ltd.	6,927	15,841
*	Mediana Co. Ltd.	4,055	18,706
#*	MegaStudy Co. Ltd.	43,791	351,832
*	Meritz Financial Group, Inc.	54,123	2,778,656
	Mgame Corp.	3,342	15,176
*	Mi Chang Oil Industrial Co. Ltd.	4,014	222,827
*	Mirae Asset Life Insurance Co. Ltd.	316,050	1,367,284
*	Mirae Asset Securities Co. Ltd.	1,002,372	5,893,658
*	MK Electron Co. Ltd.	88,121	814,987
*	Mobase Electronics Co. Ltd.	31,533	44,762
*	Moorim P&P Co. Ltd.	125,039	292,220
*	Moorim Paper Co. Ltd.	105,332	169,174
	Motonic Corp.	51,452	317,534
*	MS Autotech Co. Ltd.	23,624	87,295
*	Muhak Co. Ltd.	20,838	77,590
*	Namyang Dairy Products Co. Ltd.	1,824	799,692
*	Nature Holdings Co. Ltd.	10,680	125,361
*	Neowiz Holdings Corp.	19,890	392,376
*	Nepes Ark Corp.	1,099	20,082
*Ω	Netmarble Corp.	53,765	2,343,635
*	Nexen Corp.	120,151	383,577
*	Nexen Tire Corp.	183,299	1,109,583
*	NH Investment & Securities Co. Ltd., Class C	507,699	4,028,246
*	NHN Corp.	81,520	1,511,607
*	NI Steel Co. Ltd.	22,851	88,872
*	NICE Holdings Co. Ltd.	15,181	145,948
*	Nice Information & Telecommunication, Inc.	11,567	187,983
*	NICE Total Cash Management Co. Ltd., Class C	7,446	36,326
*	Nong Shim Holdings Co. Ltd.	11,334	548,025
#*	Nong Woo Bio Co. Ltd.	21,556	128,723
	NongShim Co. Ltd.	8,019	2,270,612
*	NOROO Paint & Coatings Co. Ltd.	54,335	360,384
*	NOVAREX Co. Ltd.	25,829	204,437
*	NPC	66,175	248,280
*	OCI Co. Ltd.	25,583	1,758,647
#*	OCI Holdings Co. Ltd.	56,461	4,403,824
*	OPTUS Pharmaceutical Co. Ltd.	21,387	82,504
#	Orion Holdings Corp.	128,515	1,382,354
*††	Osung Advanced Materials Co. Ltd.	225,755	231,650
*	Ottogi Corp.	4,288	1,285,391
*	Pan Ocean Co. Ltd.	1,286,716	3,504,643
	Pan-Pacific Co. Ltd.	14,749	20,662
*	Paradise Co. Ltd.	91,731	867,588
#	Partron Co. Ltd.	131,696	786,853
*	PHA Co. Ltd.	46,943	350,148
	Poongsan Corp.	88,816	2,591,604
	Poongsan Holdings Corp.	28,395	767,700
#	POSCO Holdings, Inc., Sponsored ADR	770,180	60,074,040
#	POSCO Holdings, Inc.	58,373	18,520,599
*	POSCO Steeleon Co. Ltd.	2,048	76,116
*	Rayence Co. Ltd.	15,304	103,229
*	RFTech Co. Ltd.	49,408	148,715
*	Sajo Industries Co. Ltd.	12,362	387,556
*	Sajodaerim Corp.	10,562	260,219
*	Sam Young Electronics Co. Ltd.	66,503	493,308
*	Sambo Corrugated Board Co. Ltd.	31,268	243,605
*	Sambo Motors Co. Ltd.	39,523	161,495

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samho Development Co. Ltd.	108,856	$265,337
*	SAMHWA Paints Industrial Co. Ltd.	68,665	311,867
*	Samick Musical Instruments Co. Ltd.	299,467	230,627
*	Samji Electronics Co. Ltd.	15,508	96,266
*	Samjin LND Co. Ltd.	82,899	105,137
*	Samkee Corp.	38,245	57,017
*	Sammok S-Form Co. Ltd.	26,629	323,295
#*	SAMPYO Cement Co. Ltd.	165,855	375,167
	Samsung C&T Corp.	205,778	21,257,778
#*	Samsung Card Co. Ltd.	106,008	2,618,567
	Samsung Electronics Co. Ltd.	3,630,212	197,254,209
*	Samsung Fire & Marine Insurance Co. Ltd.	75,731	14,985,623
	Samsung Life Insurance Co. Ltd.	208,367	10,827,911
	Samsung SDS Co. Ltd.	11,707	1,331,327
	Samsung Securities Co. Ltd.	218,225	6,133,894
*	SAMT Co. Ltd.	122,577	245,065
*	Samyang Corp.	14,521	520,411
*	Samyang Holdings Corp.	20,956	1,060,893
*	Samyang Tongsang Co. Ltd.	7,531	286,860
#*	Sangsangin Co. Ltd.	23,169	59,872
*	Saramin Co. Ltd.	960	12,661
*	SAVEZONE I&C Corp.	83,806	153,916
*	SeAH Besteel Holdings Corp.	84,469	1,384,174
*	SeAH Holdings Corp.	4,354	358,169
	SeAH Steel Corp.	5,976	573,937
	SeAH Steel Holdings Corp.	8,469	1,379,688
*	Sebang Co. Ltd.	51,264	470,084
*	Sebang Global Battery Co. Ltd.	30,660	1,324,318
	Seegene, Inc.	28,464	538,753
	Segyung Hitech Co. Ltd.	42,294	219,622
*	Sejong Industrial Co. Ltd.	79,108	328,444
*	Sekonix Co. Ltd.	6,290	35,894
*	Sempio Co.	1,814	68,937
*	Seohan Co. Ltd.	460,494	313,414
*	Seojin System Co. Ltd.	4,669	65,073
*	Seoul Semiconductor Co. Ltd.	27,306	212,322
*	SEOWONINTECH Co. Ltd.	6,241	26,636
*	Seoyon Co. Ltd.	61,121	369,592
*	Seoyon E-Hwa Co. Ltd.	77,705	975,336
*	SGC e Tec E&C Co. Ltd.	7,268	101,497
*	SGC Energy Co. Ltd.	18,785	337,580
*	Shin Heung Energy & Electronics Co. Ltd.	2,747	88,179
#*	Shindaeyang Paper Co. Ltd.	79,366	345,016
	Shinhan Financial Group Co. Ltd.	709,922	21,752,044
#	Shinhan Financial Group Co. Ltd., ADR	1,004,359	30,823,777
*	Shinsegae Engineering & Construction Co. Ltd.	2,191	18,309
*	Shinsegae Food Co. Ltd.	2,444	71,820
*	Shinsegae Information & Communication Co. Ltd.	6,640	68,148
#*	Shinsegae International, Inc.	35,346	426,075
#*	Shinsegae, Inc.	33,139	4,275,205
	Shinsung Tongsang Co. Ltd.	11,144	15,499
	Shinyoung Securities Co. Ltd.	25,871	1,200,775
*	Signetics Corp.	72,547	67,777
*	Silla Co. Ltd.	36,116	227,061
*	Simmtech Holdings Co. Ltd.	23,148	49,206
*	SIMPAC, Inc.	112,228	326,986
*	Sindoh Co. Ltd.	25,367	694,426
*	Sinil Pharm Co. Ltd.	28,347	149,234
	SK Chemicals Co. Ltd.	13,481	649,828

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK D&D Co. Ltd.	6,182	$116,812
	SK Discovery Co. Ltd.	54,980	1,598,361
	SK Gas Ltd.	6,650	759,559
	SK Hynix, Inc.	145,642	14,584,683
*	SK Innovation Co. Ltd.	196,435	17,118,066
*	SK Networks Co. Ltd.	618,273	3,016,783
*	SK Securities Co. Ltd.	1,751,843	821,119
	SK, Inc.	133,375	18,282,851
#*	SL Corp.	64,147	1,535,250
	SNT Dynamics Co. Ltd.	49,889	547,272
	SNT Holdings Co. Ltd.	35,428	511,349
	SNT Motiv Co. Ltd.	42,825	1,419,986
	S-Oil Corp.	161,540	8,212,733
*	Solborn, Inc.	19,961	68,213
*	Songwon Industrial Co. Ltd.	42,555	484,742
#*	Soulbrain Holdings Co. Ltd.	15,819	489,167
*	Spigen Korea Co. Ltd.	7,426	192,951
*	Sugentech, Inc.	23,287	115,306
*	Suheung Co. Ltd.	12,964	268,807
*	Sung Kwang Bend Co. Ltd.	91,464	736,471
*	Sungchang Enterprise Holdings Ltd.	256,533	409,989
*	Sungshin Cement Co. Ltd.	89,238	533,330
*	Sungwoo Hitech Co. Ltd.	298,139	1,846,075
*	Sunjin Co. Ltd.	49,238	241,854
*	Suprema, Inc.	3,215	62,045
*	SurplusGLOBAL, Inc.	4,256	12,416
*	SY Co. Ltd.	28,408	87,836
*	Systems Technology, Inc.	4,226	83,915
	Tae Kyung Industrial Co. Ltd.	64,197	293,560
*	Taekwang Industrial Co. Ltd.	1,637	1,127,140
*	Taekyung BK Co. Ltd.	9,137	39,927
*††	Taewoong Co. Ltd.	73,752	828,548
*	Thinkware Systems Corp.	13,421	159,950
*	TK Corp.	38,960	366,589
*	TKG Huchems Co. Ltd.	19,007	294,981
*	Tongyang Life Insurance Co. Ltd.	220,246	811,266
*	Tongyang, Inc.	243,708	169,460
*	Top Engineering Co. Ltd.	67,035	287,004
	Tovis Co. Ltd.	16,598	180,717
*	TS Corp.	219,521	544,148
*	TY Holdings Co. Ltd.	113,542	350,246
	TYM Corp.	31,680	131,749
*	Ubivelox, Inc.	1,564	18,986
*	Uju Electronics Co. Ltd.	12,504	147,658
*	Unid Btplus Co. Ltd.	29,430	125,664
	Unid Co. Ltd.	19,560	1,091,920
*	Uniquest Corp.	6,203	36,729
*	Value Added Technology Co. Ltd.	7,205	172,775
*	Viatron Technologies, Inc.	19,971	123,362
*	Vitzro Tech Co. Ltd.	9,673	54,963
*	Webzen, Inc.	8,101	102,091
*	Whanin Pharmaceutical Co. Ltd.	29,762	320,413
*	WiSoL Co. Ltd.	77,038	429,312
*	Wonik Holdings Co. Ltd.	217,978	545,849
#*	Wonik Materials Co. Ltd.	14,917	317,558
*	Woongjin Thinkbig Co. Ltd.	125,974	233,454
*	Wooree Bio Co. Ltd.	29,640	75,784
	Woori Financial Group, Inc.	2,109,635	21,873,443
*	Woori Technology Investment Co. Ltd.	21,229	96,430

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Woorison F&G Co. Ltd.	86,772	$95,910
*	Y G-1 Co. Ltd.	70,151	344,680
*	Y-entec Co. Ltd.	43,424	230,725
*	Yoosung Enterprise Co. Ltd.	98,733	204,308
*	Young Poong Corp.	1,950	768,939
	Young Poong Precision Corp.	53,659	499,553
*	Youngone Corp.	119,395	4,286,294
	Youngone Holdings Co. Ltd.	26,091	1,581,426
*	Yuanta Securities Korea Co. Ltd.	444,488	826,179
*	YuHwa Securities Co. Ltd.	130,435	215,000
*	Yuyu Pharma, Inc.	11,443	43,501
*	Zinus, Inc.	12,446	126,854
TOTAL SOUTH KOREA			1,337,935,816
TAIWAN — (17.5%)
	ABC Taiwan Electronics Corp.	14,690	10,322
	Abico Avy Co. Ltd.	636,364	480,816
	Ability Enterprise Co. Ltd.	1,079,330	855,790
#	AcBel Polytech, Inc.	1,710,000	2,221,237
#	Acer, Inc.	11,581,109	17,007,939
	ACES Electronic Co. Ltd.	564,778	699,918
*	Acon Holding, Inc.	45,000	15,215
	Acter Group Corp. Ltd.	62,000	358,974
	Action Electronics Co. Ltd.	126,000	72,798
	Adlink Technology, Inc.	9,000	17,511
#	Advanced International Multitech Co. Ltd.	463,000	1,045,553
#*	Advanced Optoelectronic Technology, Inc.	543,000	524,034
	Advancetek Enterprise Co. Ltd.	65,000	75,810
	AEON Motor Co. Ltd.	67,000	73,659
#	AGV Products Corp.	1,831,211	688,776
	Airmate Cayman International Co. Ltd.	53,084	27,156
#*	ALI Corp.	162,000	136,430
	Alltek Technology Corp.	304,120	342,057
#	Alpha Networks, Inc.	1,013,086	1,245,818
#	Altek Corp.	1,387,365	1,621,109
	Ambassador Hotel	1,397,000	2,045,481
	Ampire Co. Ltd.	17,000	20,502
	AMPOC Far-East Co. Ltd.	354,000	972,190
	AmTRAN Technology Co. Ltd.	3,461,388	1,470,028
	Anji Technology Co. Ltd.	39,000	45,937
	Apacer Technology, Inc.	522,210	962,966
#	APCB, Inc.	740,000	545,541
	Apex Biotechnology Corp.	96,000	102,110
	Apex International Co. Ltd.	662,263	1,000,717
	Apex Science & Engineering	94,386	36,743
	Arcadyan Technology Corp.	422,000	2,323,524
	Ardentec Corp.	2,214,058	5,220,101
	Argosy Research, Inc.	25,000	138,893
#	ASE Technology Holding Co. Ltd.	14,047,000	60,736,055
	Asia Cement Corp.	7,915,589	10,037,888
	Asia Electronic Material Co. Ltd.	144,000	102,559
	Asia Optical Co., Inc.	564,000	1,209,204
*	Asia Plastic Recycling Holding Ltd.	671,942	153,624
#	Asia Polymer Corp.	2,200,530	1,560,549
	Asia Tech Image, Inc.	68,000	142,174
	Asia Vital Components Co. Ltd.	45,487	617,778
	ASolid Technology Co. Ltd.	16,000	48,311
	Asustek Computer, Inc.	2,194,000	31,153,282
	Aten International Co. Ltd.	7,000	17,804

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Audix Corp.	399,332	$809,527
	AUO Corp., ADR	3,047,120	18,831,202
	AVer Information, Inc.	129,000	187,780
#	Avermedia Technologies	109,600	118,166
	Axiomtek Co. Ltd.	143,000	382,326
*	Azurewave Technologies, Inc.	37,000	68,439
#*	Bank of Kaohsiung Co. Ltd.	3,004,720	1,147,363
	Basso Industry Corp.	263,000	334,813
#	BenQ Materials Corp.	376,000	417,550
#	BES Engineering Corp.	7,377,443	2,894,064
#	Bin Chuan Enterprise Co. Ltd.	239,000	184,956
#*	Biostar Microtech International Corp.	854,055	626,121
	Bizlink Holding, Inc.	431,000	3,171,854
#	Bright Led Electronics Corp.	539,000	323,335
	Brighton-Best International Taiwan, Inc.	92,000	99,315
	C Sun Manufacturing Ltd.	18,540	49,623
	Cameo Communications, Inc.	1,053,712	332,230
	Capital Securities Corp.	9,059,158	4,644,487
#	Career Technology MFG. Co. Ltd.	1,698,824	1,109,616
	Carnival Industrial Corp.	691,007	265,338
	Caswell, Inc.	98,000	342,076
	Catcher Technology Co. Ltd.	2,080,000	12,924,580
	Cathay Chemical Works	284,000	443,172
	Cathay Financial Holding Co. Ltd.	23,968,201	33,704,793
#	Cathay Real Estate Development Co. Ltd.	2,926,694	1,787,180
#	Cayman Engley Industrial Co. Ltd.	110,000	193,848
	CCP Contact Probes Co. Ltd.	19,000	25,092
#	Celxpert Energy Corp.	450,304	402,279
	Center Laboratories, Inc.	306,214	445,958
*	Central Reinsurance Co. Ltd.	1,026,148	755,143
#	Chain Chon Industrial Co. Ltd.	673,419	289,987
*	ChainQui Construction Development Co. Ltd.	571,393	318,292
*	Champion Building Materials Co. Ltd.	1,207,445	418,053
	Chang Hwa Commercial Bank Ltd.	17,305,252	9,660,724
	Chang Wah Electromaterials, Inc.	147,000	168,659
	Charoen Pokphand Enterprise	99,600	306,509
#	CHC Healthcare Group	551,000	989,949
	CHC Resources Corp.	17,000	30,165
#	Chen Full International Co. Ltd.	281,000	341,331
	Cheng Loong Corp.	4,361,659	4,015,350
	Cheng Mei Materials Technology Corp.	1,414,880	605,631
	Cheng Shin Rubber Industry Co. Ltd.	6,726,000	9,752,320
	Cheng Uei Precision Industry Co. Ltd.	2,041,635	2,912,281
#	Chenming Electronic Technology Corp.	385,000	511,353
	Chia Chang Co. Ltd.	635,000	865,555
	Chia Hsin Cement Corp.	2,597,114	1,480,367
	Chian Hsing Forging Industrial Co. Ltd.	45,100	43,797
	Chicony Electronics Co. Ltd.	132,000	692,106
#	Chien Kuo Construction Co. Ltd.	857,797	472,540
	Chien Shing Harbour Service Co. Ltd.	24,496	34,578
#	China Airlines Ltd.	13,804,353	8,966,342
	China Bills Finance Corp.	3,514,000	1,650,663
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	892,009
	China Container Terminal Corp.	51,000	35,881
*	China Development Financial Holding Corp.	57,705,205	22,154,020
	China Electric Manufacturing Corp.	1,100,432	584,291
#	China General Plastics Corp.	1,174,585	770,710
	China Glaze Co. Ltd.	602,799	331,466
#*	China Man-Made Fiber Corp.	6,762,014	1,677,033

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Metal Products	1,365,969	$1,719,749
	China Motor Corp.	1,050,099	3,831,421
#*	China Petrochemical Development Corp.	16,953,068	5,094,106
	China Steel Corp.	46,567,320	37,315,919
#	China Wire & Cable Co. Ltd.	434,600	484,871
#	Chinese Maritime Transport Ltd.	388,270	549,948
	Ching Feng Home Fashions Co. Ltd.	42,025	27,465
#	Chin-Poon Industrial Co. Ltd.	2,049,815	2,926,197
	Chipbond Technology Corp.	2,302,000	5,295,600
	ChipMOS Technologies, Inc.	2,725,085	3,720,072
	ChipMOS Technologies, Inc., ADR	23,484	631,243
	Chong Hong Construction Co. Ltd.	110,000	266,606
	Chun YU Works & Co. Ltd.	834,750	617,871
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,315,330
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	48,877
#	Chung Hwa Pulp Corp.	1,942,353	1,397,195
*††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	50,000	82,520
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	94,860
	Clevo Co.	1,368,000	1,805,130
#*	CMC Magnetics Corp.	4,299,019	1,473,125
#	CoAsia Electronics Corp.	320,663	259,459
#	Collins Co. Ltd.	641,224	397,998
	Compal Electronics, Inc.	16,126,332	18,494,587
#	Compeq Manufacturing Co. Ltd.	5,127,000	11,371,312
#	Compucase Enterprise	57,000	139,602
#*	Concord Securities Co. Ltd.	2,251,489	937,612
#	Continental Holdings Corp.	2,142,540	1,857,621
#	Contrel Technology Co. Ltd.	714,000	491,397
	Coremax Corp.	122,000	269,114
	Coretronic Corp.	1,592,800	3,596,556
	Coxon Precise Industrial Co. Ltd.	434,000	239,333
	CTBC Financial Holding Co. Ltd.	76,433,073	69,340,953
	CTCI Corp.	798,000	1,077,669
	CviLux Corp.	109,000	151,390
	Cyberlink Corp.	63,000	184,845
*	CyberTAN Technology, Inc.	799,000	529,247
	DA CIN Construction Co. Ltd.	1,298,063	1,975,662
	Da-Li Development Co. Ltd.	31,500	34,299
	Darfon Electronics Corp.	670,000	1,087,717
#	Darwin Precisions Corp.	2,051,635	1,011,793
	De Licacy Industrial Co. Ltd.	103,880	43,125
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,566,728
#	Dimerco Express Corp.	142,000	396,542
#	D-Link Corp.	2,938,068	1,813,018
	Donpon Precision, Inc.	24,000	18,979
	Dyaco International, Inc.	34,117	35,465
#	Dynamic Holding Co. Ltd.	305,873	808,593
	Dynapack International Technology Corp.	750,000	1,994,049
	E.Sun Financial Holding Co. Ltd.	29,487,630	23,274,271
	Eastech Holding Ltd.	23,000	53,260
*	Eastern Media International Corp.	161,000	107,384
#	Edimax Technology Co. Ltd.	925,902	482,646
#	Edison Opto Corp.	577,250	465,936
#	Edom Technology Co. Ltd.	988,350	773,622
#	Elite Advanced Laser Corp.	391,000	778,524
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,604,319
	Emerging Display Technologies Corp.	117,000	120,299
††	ENG Electric Co. Ltd.	11,999	52

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ennoconn Corp.	386,599	$3,324,227
*	Ennostar, Inc.	2,645,210	3,547,951
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,074,516
	Eson Precision Ind Co. Ltd.	266,000	474,577
	Eternal Materials Co. Ltd.	2,269,487	2,077,036
	Eva Airways Corp.	11,359,355	11,450,030
*	Everest Textile Co. Ltd.	2,226,813	509,653
	Evergreen International Storage & Transport Corp.	2,563,000	2,725,840
	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	18,858,451
#	Evergreen Steel Corp.	565,000	2,039,317
#	Everlight Chemical Industrial Corp.	1,028,950	615,166
	Everlight Electronics Co. Ltd.	2,239,000	3,467,500
*	Everspring Industry Co. Ltd.	45,000	20,820
	Excel Cell Electronic Co. Ltd.	37,000	27,854
#	Excelsior Medical Co. Ltd.	554,665	1,534,630
	Far Eastern Department Stores Ltd.	4,119,445	3,270,958
	Far Eastern International Bank	12,877,978	5,017,960
	Far Eastern New Century Corp.	13,226,528	13,049,886
	Far EasTone Telecommunications Co. Ltd.	272,397	699,194
	Farcent Enterprise Co. Ltd.	11,000	19,888
#	Farglory F T Z Investment Holding Co. Ltd.	231,760	412,613
	Farglory Land Development Co. Ltd.	1,437,264	2,630,263
#	Feedback Technology Corp.	115,000	350,192
	Feng Hsin Steel Co. Ltd.	95,000	205,943
	First Financial Holding Co. Ltd.	28,894,955	24,520,832
	First Hi-Tec Enterprise Co. Ltd.	11,000	38,469
	First Hotel	890,857	428,908
	First Insurance Co. Ltd.	1,382,064	808,658
#*	First Steamship Co. Ltd.	3,419,042	904,867
	FIT Holding Co. Ltd.	397,150	549,697
	Fitipower Integrated Technology, Inc.	372,550	2,789,453
	Fittech Co. Ltd.	95,000	195,264
	FLEXium Interconnect, Inc.	1,453,000	3,964,467
#	Forcecon Tech Co. Ltd.	135,000	700,506
*	Forest Water Environment Engineering Co. Ltd.	21,400	21,992
#	Formosa Advanced Technologies Co. Ltd.	968,000	1,169,344
	Formosa Chemicals & Fibre Corp.	7,119,000	12,852,416
#	Formosa Laboratories, Inc.	530,478	1,900,958
	Formosa Petrochemical Corp.	340,000	807,488
	Formosa Plastics Corp.	9,924,000	22,805,805
	Formosa Taffeta Co. Ltd.	3,133,511	2,410,961
	Formosan Rubber Group, Inc.	1,162,761	878,447
#	Formosan Union Chemical	1,809,843	1,192,118
#	Founding Construction & Development Co. Ltd.	1,012,418	738,871
	Foxconn Technology Co. Ltd.	3,210,142	5,169,467
	Foxsemicon Integrated Technology, Inc.	247,000	1,703,238
#	Franbo Lines Corp.	209,392	128,271
	Froch Enterprise Co. Ltd.	1,037,734	619,233
	FSP Technology, Inc.	793,292	1,313,512
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	62,489
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,218,773
	Fubon Financial Holding Co. Ltd.	27,120,365	55,747,236
	Fulgent Sun International Holding Co. Ltd.	405,000	1,630,638
	Fullerton Technology Co. Ltd.	529,200	368,258
#	Fulltech Fiber Glass Corp.	2,075,964	969,525
#	Fwusow Industry Co. Ltd.	1,241,194	752,656
	G Shank Enterprise Co. Ltd.	749,902	1,699,212
	Gamania Digital Entertainment Co. Ltd.	273,000	675,105
	Gemtek Technology Corp.	1,877,962	2,125,826

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	General Interface Solution Holding Ltd.	1,018,000	$2,035,329
#	Genius Electronic Optical Co. Ltd.	262,000	3,330,788
	Getac Holdings Corp.	785,065	2,581,586
	Giant Manufacturing Co. Ltd.	563,000	3,204,554
	Giantplus Technology Co. Ltd.	1,722,100	739,524
	Gigabyte Technology Co. Ltd.	123,287	1,219,997
	Global Brands Manufacture Ltd.	1,520,154	3,101,331
#	Global Lighting Technologies, Inc.	160,000	252,141
#	Global Mixed Mode Technology, Inc.	29,000	227,506
	Global PMX Co. Ltd.	10,000	33,642
	Global View Co. Ltd.	53,000	52,457
#*	Globe Union Industrial Corp.	1,309,126	639,014
#	Gloria Material Technology Corp.	2,164,116	3,285,672
	GMI Technology, Inc.	60,221	47,875
	Goldsun Building Materials Co. Ltd., Class C	5,099,171	4,835,138
#	Good Will Instrument Co. Ltd.	172,746	230,838
	Gordon Auto Body Parts	62,000	60,916
	Gourmet Master Co. Ltd.	298,000	913,482
#*	Grand Fortune Securities Co. Ltd.	950,929	393,462
#	Grand Pacific Petrochemical	5,603,018	2,575,955
	Grape King Bio Ltd.	22,000	107,158
	Great China Metal Industry	842,000	642,158
	Great Wall Enterprise Co. Ltd.	2,436,236	4,488,700
	Greatek Electronics, Inc.	648,000	1,225,008
*††	Green Energy Technology, Inc.	1,424,880	0
#	GTM Holdings Corp.	622,900	606,637
#	Hannstar Board Corp.	1,630,488	2,964,122
#*	HannStar Display Corp.	5,060,435	1,900,526
#*	HannsTouch Holdings Co.	3,034,001	892,947
	Hanpin Electron Co. Ltd.	286,000	366,010
#	Harvatek Corp.	770,553	621,188
	Heran Co. Ltd.	10,000	36,121
	Hey Song Corp.	1,745,500	2,216,880
	Hi-Clearance, Inc.	4,296	18,310
	Highlight Tech Corp.	30,000	49,011
	Highwealth Construction Corp.	2,849,055	3,603,394
#	Hiroca Holdings Ltd.	321,000	399,632
#	Hitron Technology, Inc.	179,000	192,927
	Hiwin Technologies Corp.	250,000	1,754,772
#	Ho Tung Chemical Corp.	4,467,475	1,266,668
#	Hocheng Corp.	1,108,066	601,740
	Holdings-Key Electric Wire & Cable Co. Ltd.	89,699	86,072
	Holy Stone Enterprise Co. Ltd.	332,800	998,945
	Hon Hai Precision Industry Co. Ltd.	44,889,192	146,842,580
	Hong Pu Real Estate Development Co. Ltd.	1,038,655	972,918
#	Hong TAI Electric Industrial	1,260,000	1,089,253
	Hong YI Fiber Industry Co.	753,000	403,969
*	Horizon Securities Co. Ltd.	145,820	47,806
#	Hota Industrial Manufacturing Co. Ltd.	372,000	623,439
	Hsin Kuang Steel Co. Ltd.	679,000	1,207,975
	Hsing TA Cement Co.	862,614	488,144
*	HTC Corp.	70,000	109,355
	HUA ENG Wire & Cable Co. Ltd.	264,035	172,548
	Hua Nan Financial Holdings Co. Ltd., Class C	25,959,692	17,882,303
	Huaku Development Co. Ltd.	856,000	2,600,844
	Huang Hsiang Construction Corp.	127,000	174,584
#	Hung Ching Development & Construction Co. Ltd.	857,468	809,642
#	Hung Sheng Construction Ltd.	1,724,269	1,095,224
	Huxen Corp.	173,281	286,416

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	$28,364
#	Hwacom Systems, Inc.	345,000	208,591
*	IBF Financial Holdings Co. Ltd.	13,653,796	5,211,119
#	Ichia Technologies, Inc.	961,260	1,040,501
#	I-Chiun Precision Industry Co. Ltd.	178,000	281,222
*	Ideal Bike Corp.	94,000	29,325
#	IEI Integration Corp.	414,200	1,032,657
	Infortrend Technology, Inc.	1,013,000	659,195
	Info-Tek Corp.	23,000	35,950
	Innolux Corp.	29,525,854	15,355,817
#	Inpaq Technology Co. Ltd.	338,930	819,168
#	Integrated Service Technology, Inc.	146,570	506,467
	IntelliEPI, Inc.	5,000	9,273
	International CSRC Investment Holdings Co.	3,996,166	2,396,187
#	Inventec Corp.	3,771,277	6,623,560
	Iron Force Industrial Co. Ltd.	62,000	173,641
	ITE Technology, Inc.	406,479	1,973,835
	ITEQ Corp.	749,000	1,983,027
#	Jarllytec Co. Ltd.	109,000	811,799
#	Jean Co. Ltd.	470,445	390,249
#	Jess-Link Products Co. Ltd.	302,500	770,674
	Jiin Yeeh Ding Enterprise Co. Ltd.	54,000	87,110
*	Jinli Group Holdings Ltd.	760,532	259,809
	Johnson Health Tech Co. Ltd.	45,000	93,156
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	32,877
#	K Laser Technology, Inc.	785,601	617,300
	Kaimei Electronic Corp.	204,400	415,904
#	Kaulin Manufacturing Co. Ltd.	565,656	236,777
	Kedge Construction Co. Ltd.	27,324	68,988
#	KEE TAI Properties Co. Ltd.	1,141,000	560,375
	Kenda Rubber Industrial Co. Ltd.	1,205,409	1,148,467
	Kerry TJ Logistics Co. Ltd.	76,000	90,473
	Kindom Development Co. Ltd.	1,887,000	2,385,126
	King Chou Marine Technology Co. Ltd.	268,100	333,291
	King Yuan Electronics Co. Ltd.	2,728,805	7,289,234
	King's Town Bank Co. Ltd.	4,347,012	5,656,341
*	King's Town Construction Co. Ltd.	437,380	434,418
#	Kinko Optical Co. Ltd.	681,756	569,219
	Kinpo Electronics	5,886,375	2,894,034
#	Kinsus Interconnect Technology Corp.	1,496,000	4,788,574
	KMC Kuei Meng International, Inc.	17,000	68,674
#	Ko Ja Cayman Co. Ltd.	95,000	183,417
	KS Terminals, Inc.	242,000	526,862
#*	Kung Sing Engineering Corp.	2,331,875	937,769
#	Kuo Toong International Co. Ltd.	1,052,808	1,898,625
*	Kuo Yang Construction Co. Ltd.	199,000	139,029
	Kwong Fong Industries Corp.	481,649	178,382
	Kwong Lung Enterprise Co. Ltd.	196,000	362,956
#	KYE Systems Corp.	1,182,909	615,468
#	L&K Engineering Co. Ltd.	415,000	2,264,978
*	LAN FA Textile	985,713	296,554
#	Largan Precision Co. Ltd.	300,000	23,785,409
	Laster Tech Corp. Ltd.	193,000	298,881
#*	Lealea Enterprise Co. Ltd.	3,801,898	1,218,304
#	LEE CHI Enterprises Co. Ltd.	891,900	427,962
#	Lelon Electronics Corp.	237,000	519,464
*	Li Peng Enterprise Co. Ltd.	2,332,381	574,019
#	Lida Holdings Ltd.	316,680	325,371
	Lien Hwa Industrial Holdings Corp.	1,847,465	3,826,855

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Lingsen Precision Industries Ltd.	1,924,480	$1,498,778
	Lite-On Technology Corp.	4,470,738	15,482,666
	Liton Technology Corp.	52,000	57,906
#*	Long Bon International Co. Ltd.	855,880	425,069
	Long Da Construction & Development Corp.	273,000	274,340
	Longchen Paper & Packaging Co. Ltd.	4,127,859	1,821,646
#	Longwell Co.	468,000	962,722
	Lu Hai Holding Corp.	51,700	47,816
#	Lucky Cement Corp.	726,000	352,452
*	Lung Yen Life Service Corp.	71,000	87,669
#	Macauto Industrial Co. Ltd.	90,000	202,168
	Machvision, Inc.	33,000	290,321
#	Macronix International Co. Ltd.	9,388,605	8,747,084
	Mayer Steel Pipe Corp.	597,456	627,535
	Maywufa Co. Ltd.	182,070	129,293
	Mega Financial Holding Co. Ltd.	21,539,551	25,873,744
*	Mercuries & Associates Holding Ltd.	2,434,771	963,072
*	Mercuries Life Insurance Co. Ltd.	4,212,869	648,512
	Merida Industry Co. Ltd.	53,000	290,263
	Merry Electronics Co. Ltd.	738,000	2,401,990
	Micro-Star International Co. Ltd.	44,000	255,201
	Mildef Crete, Inc.	35,000	91,407
#	MIN AIK Technology Co. Ltd.	288,600	184,555
	Mirle Automation Corp.	79,000	90,437
	Mitac Holdings Corp.	2,487,682	3,575,549
#	MOSA Industrial Corp.	277,007	202,675
	Motech Industries, Inc.	164,000	136,178
	MPI Corp.	210,000	1,848,806
	MSSCORPS Co. Ltd.	9,000	40,261
	Namchow Holdings Co. Ltd.	371,000	617,378
	Nan Liu Enterprise Co. Ltd.	9,000	20,752
	Nan Pao Resins Chemical Co. Ltd.	38,000	352,216
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	295,523
	Nan Ya Plastics Corp.	14,937,000	28,948,041
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	54,762
	Nantex Industry Co. Ltd.	225,000	259,548
	Nanya Technology Corp.	4,047,000	8,876,148
#*	New Era Electronics Co. Ltd.	168,000	245,212
	Nexcom International Co. Ltd.	47,000	70,291
	Nichidenbo Corp.	198,000	357,426
#	Nien Hsing Textile Co. Ltd.	647,061	394,634
#	Niko Semiconductor Co. Ltd.	100,520	175,847
	Nishoku Technology, Inc.	194,000	641,886
	O-Bank Co. Ltd.	3,069,604	922,575
*	Ocean Plastics Co. Ltd.	108,000	125,290
#	Orient Semiconductor Electronics Ltd.	1,041,670	2,119,770
	Oriental Union Chemical Corp.	40,000	23,588
	O-TA Precision Industry Co. Ltd.	6,000	16,996
	Pacific Construction Co.	1,755,452	560,401
#	Paiho Shih Holdings Corp.	167,843	95,959
	Pan German Universal Motors Ltd.	20,000	187,758
#	Pan Jit International, Inc.	371,100	730,989
	Pan-International Industrial Corp.	2,067,444	2,181,824
#*	PChome Online, Inc.	276,061	394,486
#	PCL Technologies, Inc.	99,000	229,592
	Pegatron Corp.	9,540,998	25,151,686
	Phison Electronics Corp.	118,000	1,981,721
	Pixart Imaging, Inc.	270,000	1,370,510
	Plastron Precision Co. Ltd.	125,156	71,060

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Plotech Co. Ltd.	522,000	$274,168
	Posiflex Technology, Inc.	34,000	127,723
	Pou Chen Corp.	8,449,550	8,506,053
#	Powerchip Semiconductor Manufacturing Corp.	11,464,000	9,857,052
	Powertech Technology, Inc.	2,210,000	10,260,337
	Powertip Technology Corp.	56,000	28,724
	President Securities Corp.	4,203,263	2,527,472
#	Primax Electronics Ltd.	1,759,000	3,687,388
	Prince Housing & Development Corp.	5,765,018	1,931,478
#	Promate Electronic Co. Ltd.	280,000	534,161
#	Prosperity Dielectrics Co. Ltd.	145,000	210,607
#	Qisda Corp.	5,564,171	8,265,698
	QST International Corp.	18,143	35,554
	Qualipoly Chemical Corp.	290,593	347,722
	Quang Viet Enterprise Co. Ltd.	25,000	87,644
	Quanta Computer, Inc.	239,000	1,889,776
#	Quanta Storage, Inc.	513,000	1,308,137
#	Quintain Steel Co. Ltd.	1,403,247	686,422
#	Radiant Opto-Electronics Corp.	1,869,000	8,265,354
*	Radium Life Tech Co. Ltd.	3,403,226	1,023,071
	Rechi Precision Co. Ltd.	517,000	364,820
*	Rexon Industrial Corp. Ltd.	35,000	49,870
*	Rich Development Co. Ltd.	2,783,054	835,101
*	Ritek Corp.	3,656,449	909,862
*††	Roo Hsing Co. Ltd.	739,000	81,017
	Ruentex Development Co. Ltd.	3,213,900	3,661,027
	Ruentex Industries Ltd.	2,435,385	4,666,505
	Sampo Corp.	1,851,340	1,684,968
	San Fang Chemical Industry Co. Ltd.	69,000	57,878
#	San Far Property Ltd.	1,393,560	966,037
	Sanyang Motor Co. Ltd.	1,837,624	4,132,033
	Scan-D Corp.	33,000	44,200
	Sea Sonic Electronics Co. Ltd.	17,000	49,942
	Senao International Co. Ltd.	33,000	39,872
	Sercomm Corp.	60,000	248,536
#	Sesoda Corp.	787,279	811,622
	Shanghai Commercial & Savings Bank Ltd.	5,107,566	7,218,733
	Shan-Loong Transportation Co. Ltd.	436,000	414,962
	Sharehope Medicine Co. Ltd.	198,345	205,280
#	Sheng Yu Steel Co. Ltd.	611,000	548,269
	ShenMao Technology, Inc.	143,000	305,240
#	Shih Her Technologies, Inc.	260,000	754,638
	Shih Wei Navigation Co. Ltd.	1,390,271	861,116
#	Shihlin Electric & Engineering Corp.	961,000	3,721,659
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	42,118
#*	Shin Kong Financial Holding Co. Ltd.	42,065,909	11,263,242
#	Shin Zu Shing Co. Ltd.	879,842	4,193,491
*	Shining Building Business Co. Ltd.	1,544,368	507,610
	Shinkong Insurance Co. Ltd.	1,019,412	2,245,470
	Shinkong Synthetic Fibers Corp.	6,366,754	3,044,569
#*	Shuttle, Inc.	1,693,015	922,350
	Sigurd Microelectronics Corp.	2,351,231	5,068,253
	Silitech Technology Corp.	26,878	34,112
	Simplo Technology Co. Ltd.	96,000	1,242,346
	Sincere Navigation Corp.	1,484,242	1,085,992
	Singatron Enterprise Co. Ltd.	56,000	55,837
	Sinher Technology, Inc.	303,000	331,133
	Sinmag Equipment Corp.	13,000	60,998
	Sinon Corp.	1,847,877	2,276,087

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SinoPac Financial Holdings Co. Ltd.	42,114,351	$25,772,805
	Sinphar Pharmaceutical Co. Ltd.	37,000	38,609
	Sinyi Realty, Inc.	77,000	71,301
#	Sirtec International Co. Ltd.	476,200	459,759
#	Siward Crystal Technology Co. Ltd.	722,875	767,674
	Soft-World International Corp.	44,000	201,220
	Solar Applied Materials Technology Corp.	607,000	762,288
#	Solomon Technology Corp.	434,000	547,807
	Solteam, Inc.	62,742	85,306
#	Southeast Cement Co. Ltd.	901,700	522,533
	Speed Tech Corp.	135,000	253,089
#	Spirox Corp.	356,563	697,423
	Sports Gear Co. Ltd.	5,000	10,985
	St Shine Optical Co. Ltd.	48,000	293,878
	Standard Chemical & Pharmaceutical Co. Ltd.	56,000	114,609
	Sun Yad Construction Co. Ltd.	180,813	79,576
	Sunplus Technology Co. Ltd.	416,000	428,455
	Sunrex Technology Corp.	494,108	888,950
#	Sunspring Metal Corp.	580,569	466,788
	Supreme Electronics Co. Ltd.	2,139,507	4,110,312
	Swancor Holding Co. Ltd.	144,000	450,431
	Sweeten Real Estate Development Co. Ltd.	913,840	810,269
	Symtek Automation Asia Co. Ltd.	77,000	253,756
#	Syncmold Enterprise Corp.	289,000	707,877
#	Synmosa Biopharma Corp.	213,000	255,586
	Synnex Technology International Corp.	4,727,550	10,854,343
*	Sysgration	34,000	37,596
	Systex Corp.	278,000	1,024,087
#	T3EX Global Holdings Corp.	309,000	891,385
	TA Chen Stainless Pipe	2,506,392	2,963,919
#	Ta Ya Electric Wire & Cable	182,000	202,486
	Tah Hsin Industrial Corp.	324,701	744,414
	TA-I Technology Co. Ltd.	180,500	260,580
#*	Tai Tung Communication Co. Ltd.	559,077	437,075
	Taichung Commercial Bank Co. Ltd.	26,170,629	13,120,950
	TaiDoc Technology Corp.	165,000	842,114
#	Taiflex Scientific Co. Ltd.	922,960	1,421,173
	Taimide Tech, Inc.	199,000	261,624
#	Tainan Enterprises Co. Ltd.	338,183	307,373
#	Tainan Spinning Co. Ltd.	5,979,485	2,831,442
	Tai-Saw Technology Co. Ltd.	158,000	129,542
	Taishin Financial Holding Co. Ltd.	42,181,670	23,107,605
#	Taita Chemical Co. Ltd.	607,394	323,606
	TAI-TECH Advanced Electronics Co. Ltd.	102,000	367,336
	Taiwan Business Bank	23,281,281	9,921,474
#	Taiwan Cement Corp.	19,141,110	19,480,544
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	392,976
	Taiwan Cooperative Financial Holding Co. Ltd.	25,008,278	20,289,125
	Taiwan Fertilizer Co. Ltd.	2,413,000	5,239,752
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	1,067,816
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	1,023,469
#*	Taiwan Glass Industry Corp.	4,173,982	2,397,591
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,290,932	5,755,586
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	890,549
*††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	67,194
	Taiwan Line Tek Electronic	18,000	20,030
	Taiwan Navigation Co. Ltd.	1,131,000	1,168,817
	Taiwan Paiho Ltd.	950,000	1,622,686

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan PCB Techvest Co. Ltd.	1,421,946	$1,866,854
	Taiwan Shin Kong Security Co. Ltd.	180,390	230,882
	Taiwan Steel Union Co. Ltd.	8,000	22,633
#	Taiwan Styrene Monomer	477,000	218,353
	Taiwan Surface Mounting Technology Corp.	1,330,991	3,941,018
#*	Taiwan TEA Corp.	2,515,092	1,631,040
#	Taiwan Union Technology Corp.	719,000	3,106,824
	Taiyen Biotech Co. Ltd.	569,217	617,204
#*	Tatung Co. Ltd.	4,848,000	6,764,210
	TBI Motion Technology Co. Ltd.	9,000	9,163
	TCI Co. Ltd.	8,000	43,867
	Te Chang Construction Co. Ltd.	55,260	123,407
	Teco Electric & Machinery Co. Ltd.	5,263,725	7,719,878
	Tera Autotech Corp.	24,863	20,077
	Test Research, Inc.	171,000	379,837
	Test Rite International Co. Ltd.	1,140,266	743,172
*	Tex-Ray Industrial Co. Ltd.	359,000	125,601
#	Thinking Electronic Industrial Co. Ltd.	174,000	882,167
	Thye Ming Industrial Co. Ltd.	199,600	419,565
	Ton Yi Industrial Corp.	3,904,600	1,893,930
#	Tong Hsing Electronic Industries Ltd.	883,480	4,050,403
	Tong Ming Enterprise Co. Ltd.	16,000	17,053
	Tong Yang Industry Co. Ltd.	1,958,000	5,334,418
	Tong-Tai Machine & Tool Co. Ltd.	995,447	583,904
	Top Union Electronics Corp.	197,973	205,909
	Topco Scientific Co. Ltd.	34,000	203,688
	Topco Technologies Corp.	18,000	40,027
#	Topkey Corp.	143,000	832,235
#	Topoint Technology Co. Ltd.	663,459	592,563
	Toung Loong Textile Manufacturing	104,040	74,068
	TPK Holding Co. Ltd.	1,851,000	2,106,378
	Transcend Information, Inc.	76,000	190,888
	Tripod Technology Corp.	1,199,000	7,159,452
#	Tsann Kuen Enterprise Co. Ltd.	181,182	225,571
	TSC Auto ID Technology Co. Ltd.	26,199	189,149
	TSRC Corp.	542,000	381,834
	TST Group Holding Ltd.	6,000	23,636
	Tung Ho Steel Enterprise Corp.	2,960,593	6,978,487
	Tung Ho Textile Co. Ltd.	23,000	12,821
	TURVO International Co. Ltd.	20,000	80,751
	TXC Corp.	977,000	2,959,087
	TYC Brother Industrial Co. Ltd.	866,723	1,086,851
#*	Tycoons Group Enterprise	1,678,515	605,203
*	Tyntek Corp.	1,448,097	860,712
#	UDE Corp.	353,000	634,652
	U-Ming Marine Transport Corp.	1,985,000	3,031,960
#	Unic Technology Corp.	219,000	158,086
#	Union Bank of Taiwan	11,847,836	5,357,791
	Unitech Computer Co. Ltd.	477,739	513,484
#	Unitech Printed Circuit Board Corp.	3,306,346	2,003,336
#	United Microelectronics Corp.	42,425,681	66,084,709
	United Orthopedic Corp.	140,000	434,290
	United Radiant Technology	20,000	11,668
	United Renewable Energy Co. Ltd.	497,000	205,146
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	42,281
#	Universal Cement Corp.	2,278,960	2,117,874
#	Universal, Inc.	97,000	122,876
#	UPC Technology Corp.	3,688,598	1,757,104

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	USI Corp.	4,178,827	$2,438,518
#	Usun Technology Co. Ltd.	128,100	126,525
	U-Tech Media Corp.	125,000	70,316
	Utechzone Co. Ltd.	11,000	26,293
	Ve Wong Corp.	912,806	1,619,433
	Ventec International Group Co. Ltd., Class C	81,000	236,017
*	Victory New Materials Ltd. Co.	626,687	215,588
#	Viking Tech Corp.	85,000	141,220
#	Wafer Works Corp.	1,277,000	1,679,297
	Wah Hong Industrial Corp.	406,516	449,684
	Wah Lee Industrial Corp.	862,100	2,662,597
	Walsin Lihwa Corp.	10,694,972	12,075,552
	Walsin Technology Corp.	1,386,000	4,750,958
#	Walton Advanced Engineering, Inc.	1,262,853	636,085
#	Wan Hai Lines Ltd.	2,713,000	4,235,795
	Wei Chuan Foods Corp.	466,000	277,353
#	Weikeng Industrial Co. Ltd.	2,081,490	2,033,545
	Well Shin Technology Co. Ltd.	444,080	724,661
#	WELLELL, Inc.	134,000	117,773
#	Wha Yu Industrial Co. Ltd.	238,000	130,602
	Win Semiconductors Corp.	417,000	2,054,732
	Winbond Electronics Corp.	14,703,077	12,780,130
	Winmate, Inc.	28,000	123,698
#	Winstek Semiconductor Co. Ltd.	247,000	960,656
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,926,364	3,163,626
	Wistron Corp.	5,788,343	21,192,989
	Wistron Information Technology & Services Corp.	10,659	46,559
	Wistron NeWeb Corp.	486,474	2,216,466
#	WPG Holdings Ltd.	6,954,284	19,360,053
#	WT Microelectronics Co. Ltd.	2,255,104	11,328,175
#	WUS Printed Circuit Co. Ltd.	820,668	912,883
	Xxentria Technology Materials Corp.	211,400	486,747
	Ya Horng Electronic Co. Ltd.	22,000	43,189
#	Yageo Corp.	1,087,019	19,119,685
#	Yang Ming Marine Transport Corp.	7,544,000	11,503,280
#	YC INOX Co. Ltd.	1,861,446	1,547,275
	YCC Parts Manufacturing Co. Ltd.	21,000	40,427
	Yea Shin International Development Co. Ltd.	1,067,990	1,164,660
	Yem Chio Co. Ltd.	2,519,746	1,359,937
#	Yen Sun Technology Corp.	100,000	134,804
#*	Yeong Guan Energy Technology Group Co. Ltd.	386,820	622,600
	YFC-Boneagle Electric Co. Ltd.	35,449	28,301
#	YFY, Inc.	4,660,847	4,459,242
#	Yi Jinn Industrial Co. Ltd.	1,140,142	665,961
	Yieh Phui Enterprise Co. Ltd.	3,835,178	1,884,294
#	Young Fast Optoelectronics Co. Ltd.	432,000	832,805
	Youngtek Electronics Corp.	596,047	1,232,363
	Yuanta Financial Holding Co. Ltd.	38,664,131	33,332,108
#	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	83,373
#	Yulon Motor Co. Ltd.	3,055,350	6,756,353
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	512,498
	YungShin Global Holding Corp.	249,000	368,356
#	Zeng Hsing Industrial Co. Ltd.	127,358	410,814
#	Zenitron Corp.	940,000	1,000,692
	Zero One Technology Co. Ltd.	594,391	1,296,007
#	Zhen Ding Technology Holding Ltd.	3,471,000	11,174,332
#	Zig Sheng Industrial Co. Ltd.	1,985,352	640,531
#*	Zinwell Corp.	809,000	545,390

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zippy Technology Corp.	63,000	$95,846
#	Zyxel Group Corp.	1,233,793	1,874,123
TOTAL TAIWAN			1,889,784,449
THAILAND — (1.9%)
	AAPICO Hitech PCL, NVDR	85,550	70,533
	AAPICO Hitech PCL	1,078,747	889,390
*	Absolute Clean Energy PCL	333,200	14,463
	AP Thailand PCL	10,861,130	3,275,713
	Asia Green Energy PCL	183,370	10,337
	Bangchak Corp. PCL	5,301,000	6,275,583
	Bangkok Bank PCL	3,293,353	13,088,937
	Bangkok Bank PCL, NVDR	259,600	1,031,741
	Bangkok Commercial Asset Management PCL	2,244,200	499,730
	Bangkok Insurance PCL	181,628	1,571,695
*	Bangkok Land PCL	60,002,696	1,217,728
	Bangkok Life Assurance PCL, NVDR	342,800	184,553
*	Bangkok Ranch PCL	2,100,500	153,937
#	Banpu PCL	27,615,133	4,825,983
#	Berli Jucker PCL	3,580,300	2,391,744
	BG Container Glass PCL	161,900	34,454
	Cal-Comp Electronics Thailand PCL, Class F	18,679,721	1,411,082
	Charoen Pokphand Foods PCL	16,623,600	8,715,354
*	Country Group Development PCL	12,272,400	121,072
*	Country Group Holdings PCL, Class F	1,781,200	35,647
*	Demco PCL	1,585,700	109,058
	Eastern Water Resources Development & Management PCL, Class F	752,100	86,069
	GFPT PCL	1,937,000	622,417
	Global Green Chemicals PCL, Class F	503,800	122,835
	ICC International PCL	2,067,400	2,505,763
	Indorama Ventures PCL	3,939,523	2,620,611
	Interlink Communication PCL	142,500	30,326
	Interlink Telecom PCL	1,469,900	96,951
#	IRPC PCL	33,170,700	1,823,208
*	Italian-Thai Development PCL	19,105,790	398,514
	Kasikornbank PCL	66,100	223,578
	Kasikornbank PCL, NVDR	843,501	2,853,079
#	Khon Kaen Sugar Industry PCL	8,302,207	585,033
	Kiatnakin Phatra Bank PCL	834,400	1,146,558
	Krung Thai Bank PCL	9,614,300	4,308,854
	Lalin Property PCL	204,200	45,471
#	Lanna Resources PCL	386,600	162,366
	LH Financial Group PCL	6,930,046	195,336
	LPN Development PCL	6,633,702	703,057
	MCS Steel PCL	252,300	44,447
*	Millcon Steel PCL	6,680,850	65,909
*	Nawarat Patanakarn PCL	1,054,300	9,510
	Northeast Rubber PCL	2,094,488	321,752
#	Origin Property PCL, Class F	843,500	193,771
	Polyplex Thailand PCL	1,537,425	450,686
*	Power Solution Technologies PCL, Class F	3,438,240	70,747
#	Precious Shipping PCL	3,636,850	779,087
	Property Perfect PCL	44,279,235	349,466
	Pruksa Holding PCL	3,578,400	1,220,454
	PTT Exploration & Production PCL	3,767,700	15,929,956
	PTT Global Chemical PCL	6,147,241	5,804,597
	PTT PCL	45,479,300	43,264,784
	Quality Houses PCL	22,429,647	1,403,532
	Regional Container Lines PCL	1,048,900	746,522

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Rojana Industrial Park PCL	3,265,173	$538,405
*	S Hotels & Resorts PCL	2,784,826	188,389
	Saha Pathana Inter-Holding PCL	2,248,100	4,483,210
	Saha Pathanapibul PCL	1,052,533	1,809,725
	Saha-Union PCL	1,568,500	1,414,756
	Sansiri PCL	66,481,166	3,354,275
#	SC Asset Corp. PCL	7,378,853	678,037
	SCB X PCL	2,709,600	7,943,017
	Sena Development PCL	1,331,366	87,813
	Siam Cement PCL	1,681,500	12,796,984
	Siam City Cement PCL	191,589	726,340
	Siamgas & Petrochemicals PCL	444,700	100,278
#	Sino-Thai Engineering & Construction PCL	3,446,078	830,497
	SNC Former PCL	95,000	23,163
	Somboon Advance Technology PCL	1,292,800	663,208
	SPCG PCL	1,807,900	621,701
	Sri Trang Agro-Industry PCL	3,207,557	1,564,111
	Sri Trang Gloves Thailand PCL	936,500	190,059
	Srithai Superware PCL	5,665,600	190,038
#	Star Petroleum Refining PCL	5,446,687	1,289,611
*	STP & I PCL	4,705,400	413,807
	Supalai PCL	6,362,600	3,533,034
*	Super Energy Corp. PCL	91,283,809	1,080,662
	Susco PCL	1,152,200	148,744
	Syntec Construction PCL	5,229,800	249,126
	Tata Steel Thailand PCL	2,480,900	55,943
	Thai Oil PCL	3,665,574	5,656,830
	Thai Stanley Electric PCL, NVDR	19,100	110,904
	Thai Stanley Electric PCL, Class F	170,100	987,685
	Thai Union Group PCL, Class F	9,884,700	4,235,006
	Thai Wacoal PCL	69,500	62,443
	Thai Wah PCL, Class F	204,900	22,640
	Thanachart Capital PCL	797,000	1,140,096
	Thitikorn PCL	970,700	145,013
	Thoresen Thai Agencies PCL	6,485,076	1,133,323
	TKS Technologies PCL	139,600	26,757
	TMBThanachart Bank PCL	75,230,296	3,795,708
	TPI Polene PCL	33,681,040	1,329,109
	TPI Polene Power PCL	7,695,831	728,856
*	True Corp. PCL	19,221,478	3,277,851
	TTCL PCL	150,400	14,583
*	Unique Engineering & Construction PCL	979,600	85,045
	Univentures PCL	2,173,700	128,667
	WHA Corp. PCL	446,600	59,668
TOTAL THAILAND			203,029,097
TURKEY — (1.0%)
	Akbank TAS	15,858,240	20,642,824
	Aksa Enerji Uretim AS	218,266	258,985
	Alarko Holding AS	380,368	1,340,354
*	Albaraka Turk Katilim Bankasi AS	7,059,701	985,120
*	Anadolu Anonim Turk Sigorta Sirketi	148,377	348,245
	Anadolu Efes Biracilik Ve Malt Sanayii AS	439,263	2,037,727
	Bera Holding AS	1,619,831	695,837
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,256	105,779
	Dogan Sirketler Grubu Holding AS	4,591,175	1,998,894
	Enka Insaat ve Sanayi AS	3,990,881	4,887,291
#*	Eregli Demir ve Celik Fabrikalari TAS	3,716,492	5,269,680
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	778,718

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	GSD Holding AS	3,960,272	$540,087
	KOC Holding AS	3,107,089	16,409,922
	Kordsa Teknik Tekstil AS	75,525	206,619
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	17,071
*	NET Holding AS	223,802	199,297
	Pinar SUT Mamulleri Sanayii AS	8,063	21,609
	Sekerbank Turk AS	4,834,647	772,715
*	TAV Havalimanlari Holding AS	685,551	3,116,973
	Tekfen Holding AS	1,006,285	1,383,284
*	Turk Hava Yollari AO	2,039,999	18,286,324
#	Turkiye Garanti Bankasi AS	1,244,905	2,605,445
#	Turkiye Is Bankasi AS, Class C	6,832,469	5,761,120
*	Turkiye Sinai Kalkinma Bankasi AS	4,619,379	1,245,974
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	4,793,475
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,685,373	1,715,726
*	Vestel Elektronik Sanayi ve Ticaret AS	272,243	550,469
	Yapi ve Kredi Bankasi AS	15,981,002	11,478,353
*	Zorlu Enerji Elektrik Uretim AS	9,312,723	1,429,363
TOTAL TURKEY			109,883,280
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	12,783,807	31,324,756
	Agthia Group PJSC	616,036	853,516
*	AL Seer Marine Supplies & Equipment Co. LLC	18,413	33,358
	Aldar Properties PJSC	7,895,054	10,949,723
	Amanat Holdings PJSC	3,477,179	1,116,812
*	Amlak Finance PJSC	2,659,670	571,843
	Dana Gas PJSC	18,113,781	3,640,042
*	Deyaar Development PJSC	4,959,572	954,453
	Dubai Investments PJSC	7,642,875	4,921,575
	Dubai Islamic Bank PJSC	1,308,126	2,250,933
	Emaar Development PJSC	3,853,143	7,291,414
	Emaar Properties PJSC	24,724,481	49,989,717
	Emirates NBD Bank PJSC	5,568,536	26,818,057
*	EMSTEEL Building Materials PJSC	2,137,068	807,666
*	Eshraq Investments PJSC	3,371,519	378,413
*	Islamic Arab Insurance Co.	178,521	25,305
*	Manazel PJSC	1,193,679	111,746
*	Multiply Group PJSC	281,201	220,803
*	RAK Properties PJSC	4,797,237	1,711,009
	Ras Al Khaimah Ceramics	912,218	670,582
*	Shuaa Capital PSC	1,996,407	105,944
*	Union Properties PJSC	3,928,839	293,727
TOTAL UNITED ARAB EMIRATES			145,041,394
UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	515,670	9,086,105
TOTAL COMMON STOCKS			10,589,071,921
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
	Banco ABC Brasil SA, 6.526%	544,426	2,620,814
Ω	Banco BMG SA, 11.212%	147,500	99,735
	Banco Bradesco SA, 7.254%	11,182,310	34,645,660
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	1,077,645	3,208,313
	Banco Pan SA, 2.737%	819,150	1,299,556
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	150	313

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 5.720%	297,328	$972,209
	Gerdau SA, 7.607%	454,461	1,929,973
	Grazziotin SA, 10.699%	6,731	34,318
	Marcopolo SA, 4.150%	1,392,991	2,249,299
	Petroleo Brasileiro SA, 7.820%	5,630,679	45,971,453
	Randon SA Implementos e Participacoes, 4.972%	370,718	875,464
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	1,413,549	2,622,016
TOTAL BRAZIL			96,529,123
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.583%	374,078	989,478
	Grupo Aval Acciones y Valores SA, 7.689%	148,826	19,683
	Grupo de Inversiones Suramericana SA, 7.805%	829,737	3,494,549
TOTAL COLOMBIA			4,503,710
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	251	32
*	TVS Holdings Ltd.	251,604	32,277
TOTAL INDIA			32,309
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	528,349
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	2,598,167	594,883
TOTAL PREFERRED STOCKS			102,188,374
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	18,839	18,552
*	Empreendimentos Pague Menos SA Rights 02/28/2024	11,682	566
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,947,402	7,861
TOTAL BRAZIL			26,979
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	943,176	37,667
*	G Shank Enterprise Co. Ltd. Rights	44,206	18,219
*	L&K Engineering Co. Ltd. Rights 03/06/2024	10,304	18,436
*	Radium Life Tech Co. Ltd. Rights	221,475	5,024
TOTAL TAIWAN			79,346
UNITED STATES — (0.0%)
*	LG Display Co. Ltd. Rights 03/01/2024	812,720	105,654
TOTAL RIGHTS/WARRANTS			211,979
TOTAL INVESTMENT SECURITIES (Cost $9,116,972,498)			10,691,472,274

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	8,544,798	98,846,223
TOTAL INVESTMENTS — (100.0%)
(Cost $9,215,818,721)^^			$10,790,318,497

Dimensional Emerging Markets Value Fund
CONTINUED
As of January 31, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	404	03/15/24	$96,622,982	$98,384,100	$1,761,118
Total Futures Contracts			$96,622,982	$98,384,100	$1,761,118
Summary of the Fund's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$475,923,905	$1,950,085	—	$477,873,990
Chile	—	55,559,591	—	55,559,591
China	145,991,528	2,287,474,764	$11,476,419	2,444,942,711
Colombia	9,732,598	2,702	—	9,735,300
Czech Republic	—	12,980,081	—	12,980,081
Greece	—	56,424,506	—	56,424,506
Hong Kong	—	56,044	1,900	57,944
Hungary	—	24,530,022	—	24,530,022
India	81,567,538	2,029,025,401	1,972,935	2,112,565,874
Indonesia	—	169,645,016	309,791	169,954,807
Kuwait	24,866,516	7,166,327	—	32,032,843
Malaysia	—	185,483,898	—	185,483,898
Mexico	344,350,031	8,394,319	—	352,744,350
Philippines	—	87,564,529	713,266	88,277,795
Poland	—	102,796,301	—	102,796,301
Qatar	—	76,600,715	—	76,600,715
Saudi Arabia	835,241	414,326,630	—	415,161,871
South Africa	11,388,217	265,200,964	—	276,589,181
South Korea	179,903,837	1,156,713,457	1,318,522	1,337,935,816
Taiwan	19,462,445	1,870,173,741	148,263	1,889,784,449
Thailand	191,783,429	11,245,668	—	203,029,097
Turkey	—	109,883,280	—	109,883,280
United Arab Emirates	—	145,041,394	—	145,041,394
United Kingdom	9,086,105	—	—	9,086,105
Preferred Stocks
Brazil	96,429,388	99,735	—	96,529,123
Colombia	4,503,710	—	—	4,503,710
India	—	32,309	—	32,309
Philippines	—	528,349	—	528,349
Taiwan	—	594,883	—	594,883
Rights/Warrants
Brazil	—	26,979	—	26,979
Taiwan	—	79,346	—	79,346
United States	—	105,654	—	105,654
Securities Lending Collateral	—	98,846,223	—	98,846,223
Futures Contracts**	1,761,118	—	—	1,761,118
TOTAL	$1,597,585,606	$9,178,552,913	$15,941,096^	$10,792,079,615
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio  entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was $9,452,011 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports, and will have no effect on the Fund’s accounting policies or financial statements.

OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.